                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03313
                                  ---------------------------------------------

First American Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen          800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

CONFIDENTIAL DRAFT
11/6/2003

[FIRST AMERICAN FUNDS LOGO]

2003 ANNUAL REPORT

MONEY MARKET FUNDS

CLASS A, B, AND C SHARES

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

[PHOTO OF GEORGE WASHINGTON]

GEORGE WASHINGTON
JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON
HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                   1
Report of Independent Auditors            2
Schedule of Investments                   3
Statements of Assets and Liabilities     14
Statements of Operations                 15
Statements of Changes in Net Assets      16
Financial Highlights                     18
Notes to Financial Statements            26
Notice to Shareholders                   31


AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  November 14, 2003

DEAR SHAREHOLDERS:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.


Sincerely,


/s/ Virginia L. Stringer                /s/ Thomas S. Schreier, Jr.

VIRGINIA L. STRINGER                    THOMAS S. SCHREIER, JR.
CHAIRPERSON OF THE BOARD                PRESIDENT
FIRST AMERICAN FUNDS, INC.              FIRST AMERICAN FUNDS, INC.

REPORT OF INDEPENDENT AUDITORS

     To the Shareholders and Board of Directors
     First American Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and Treasury Reserve Funds) (the "Funds") as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, except as noted below. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Treasury Reserve Fund for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 7, 2000, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting First American Funds, Inc. at September 30, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

     Minneapolis, Minnesota
     October 31, 2003

SCHEDULE OF INVESTMENTS September 30, 2003

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.5%
FAMC
   3.850%, 04/15/04                                      $     17,517   $     17,758
FFCB
   1.000%, 10/01/03 (a)                                       125,000        124,969
   3.125%, 10/01/03                                            15,000         15,000
   0.985%, 10/07/03 (a)                                        50,000         49,988
   0.990%, 10/24/03 (a)                                       100,000         99,973
   2.375%, 10/01/04                                             9,400          9,496
FHLB
   0.970%, 10/06/03 (a)                                        75,000         74,967
   1.060%, 10/07/03                                           100,000         99,983
   1.000%, 10/08/03                                           100,000         99,979
   1.000%, 10/11/03 (a)                                        80,000         79,979
   5.440%, 10/15/03                                             1,000          1,002
   1.036%, 10/24/03                                           100,000         99,934
   0.985%, 10/25/03 (a)                                       100,000         99,968
   1.164%, 10/28/03 (a)                                       100,000         99,970
   1.500%, 11/04/03                                            13,860         13,861
   3.125%, 11/14/03                                            36,500         36,556
   3.180%, 12/03/03                                            60,275         60,439
   3.270%, 02/12/04                                            37,750         38,007
   1.125%, 02/24/04                                            10,000          9,992
   1.250%, 04/15/04                                            15,000         14,995
   3.750%, 04/15/04                                            17,530         17,762
   4.875%, 04/16/04                                            29,845         30,429
   1.400%, 05/14/04                                             9,000          9,000
   1.250%, 06/01/04                                            25,000         25,000
   3.375%, 06/15/04                                            15,000         15,227
   1.035%, 07/23/04                                            25,000         24,974
   4.625%, 08/13/04                                             3,310          3,409
   6.250%, 08/13/04                                             5,730          5,981
   1.250%, 09/22/04                                             9,675          9,675
FHLMC
   3.250%, 01/15/04                                            45,000         45,227
   3.400%, 02/20/04                                            26,950         27,158
   1.230%, 02/26/04                                            10,000          9,950
   6.950%, 04/01/04                                            10,000         10,278
   3.750%, 04/15/04                                            40,510         41,054
   1.020%, 05/20/04                                            25,000         24,834
   1.000%, 06/02/04                                            25,000         24,832
   1.133%, 07/15/04                                            20,000         19,821
   3.000%, 07/15/04                                            28,160         28,597
   1.328%, 08/12/04                                            20,000         19,770
   1.245%, 09/09/04                                            20,000         19,765
FNMA
   1.000%, 10/01/03 (a)                                        78,000         77,976
   1.050%, 10/01/03 (a)                                       100,000        100,000
   1.065%, 10/01/03 (a)                                       125,000        124,996
   1.110%, 10/01/03                                            50,000         50,000
   1.003%, 10/01/03 (a)                                       125,000        124,968
   1.164%, 10/30/03 (a)                                       125,000        124,967
   4.750%, 11/14/03                                             6,930          6,957
   1.320%, 12/12/03                                            30,000         29,922
   1.290%, 02/06/04                                            35,000         34,848
   5.125%, 02/13/04                                            25,000         25,344
   1.120%, 04/30/04                                            30,000         29,802
   1.370%, 08/20/04                                            20,000         19,757
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,309,096)                                                       2,309,096
                                                                        ------------
REPURCHASE AGREEMENTS - 23.2%
Goldman Sachs
 1.090%, dated 9/30/03, matures 10/1/03,
 repurchase price $200,006,056 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $204,000,000)                        $    200,000   $    200,000
Lehman Brothers
 1.050%, dated 9/30/03, matures 10/1/03,
 repurchase price $100,002,917 (collateralized
 by U.S. Government Obligations:
 Total Market Value $101,984,434)                             100,000        100,000
Merrill Lynch
 1.050%, dated 9/30/03, matures 10/1/03,
 repurchase price $250,007,292 (collateralized
 by U.S. Government Obligations:
 Total Market Value $255,002,488)                             250,000        250,000
UBS Warburg
 1.060%, dated 9/30/03, matures 10/1/03,
 repurchase price $143,306,219 (collateralized
 by U.S. Government Obligations:
 Total Market Value $146,169,943)                             143,302        143,302
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $693,302)                                                           693,302
                                                                        ------------
INVESTMENTS PURCHASED WITH PROCEEDS
 FROM SECURITIES LENDING - 4.4%
REPURCHASE AGREEMENTS - 4.4%
Deutsche Bank
 1.23%, dated 9/30/03, matures 10/1/03,
 repurchase price $131,617,113 (collateralized
 by U.S. Government Obligations:
 Total Market Value $134,244,869)                             131,613        131,613
                                                                        ------------
TOTAL INVESTMENTS PURCHASED WITH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $131,613)                                                           131,613
                                                                        ------------
TOTAL INVESTMENTS - 105.1%
   (Cost $3,134,011)                                                       3,134,011
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (5.1)%                                  (152,879)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  2,981,132
                                                                        ------------

(a) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003. The date shown is the next reset date.

FAMC - Federal Agriculture Mortgage Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

PRIME OBLIGATIONS FUND

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.1%
BROKERAGE - 2.5%
Citicorp Global Markets
   1.050%, 10/01/03                                      $    100,000   $    100,000
   1.050%, 10/02/03                                            75,000         74,998
   1.050%, 10/07/03                                            75,000         74,987
   1.051%, 10/23/03                                            75,000         74,952
CS First Boston USA
   1.050%, 10/10/03                                            50,000         49,987
   1.050%, 10/16/03                                            54,000         53,976
                                                                        ------------
TOTAL BROKERAGE                                                              428,900
                                                                        ------------
COMMERCIAL FUNDING CORPORATIONS - 21.5%
Asset Securitization Co-Op Corp
   1.061%, 10/06/03 (a)                                        50,000         49,993
   1.051%, 10/22/03 (a)                                        45,000         44,972
   1.050%, 10/27/03 (a)                                       110,000        109,917
   1.060%, 11/04/03 (a)                                        65,000         64,935
   1.062%, 11/05/03 (a)                                       150,000        149,845
Corporate Asset Funding
   1.061%, 10/02/03 (a)                                        25,000         24,999
   1.070%, 10/03/03 (a)                                       100,000         99,994
   1.070%, 10/08/03 (a)                                        75,000         74,984
   1.060%, 10/14/03 (a)                                       102,800        102,761
   1.050%, 10/21/03 (a)                                        65,000         64,962
   1.061%, 10/22/03 (a)                                        58,995         58,959
Edison Asset Securitization
   1.050%, 10/01/03 (a)                                        75,000         75,000
   1.060%, 10/03/03 (a)                                        49,686         49,683
   1.050%, 10/20/03 (a)                                        10,000          9,994
   1.052%, 11/14/03 (a)                                       145,088        144,902
   1.060%, 12/05/03 (a)                                        74,600         74,457
Fleet Funding
   1.060%, 10/06/03 (a)                                        61,563         61,554
   1.050%, 10/07/03 (a)                                        65,181         65,170
   1.050%, 10/10/03 (a)                                        40,095         40,085
   1.051%, 10/17/03 (a)                                        37,379         37,362
   1.051%, 10/21/03 (a)                                        45,884         45,857
   1.051%, 10/22/03 (a)                                        50,000         49,969
Jupiter Securitization
   1.060%, 10/02/03 (a)                                        50,000         49,999
   1.070%, 10/08/03 (a)                                        75,000         74,984
   1.050%, 10/10/03 (a)                                        50,000         49,987
   1.050%, 10/14/03 (a)                                        40,000         39,985
   1.055%, 10/17/03 (a)                                        46,410         46,388
   1.055%, 10/20/03 (a)                                       105,000        104,942
   1.051%, 10/22/03 (a)                                       100,000         99,939
Moat Funding (Guarantor: 26% JPM Chase)
   1.060%, 10/16/03 (a)                                        50,000         49,978
   1.060%, 10/17/03 (a)                                        50,000         49,976
   1.050%, 10/20/03 (a)                                       100,000         99,945
   1.104%, 01/14/04 (a)                                       100,000         99,679
   1.100%, 01/15/04 (a)                                        50,000         49,838
   1.104%, 01/16/04 (a)                                       100,000         99,673
Receivables Capital Corp
   1.050%, 10/08/03 (a)                                       149,254        149,223
   1.061%, 10/15/03 (a)                                        75,000         74,969
   1.050%, 10/16/03 (a)                                       100,000         99,956
Sheffield Receivables
   1.061%, 10/15/03 (a)                                       180,710        180,636
   1.051%, 10/17/03 (a)                                       138,600        138,535
   1.050%, 10/21/03 (a)                                        75,000         74,956
   1.051%, 10/24/03 (a)                                        74,156         74,106
Yorktown Capital
   1.050%, 10/09/03 (a)                                  $     50,008   $     49,996
   1.051%, 10/17/03 (a)                                        31,708         31,693
   1.051%, 10/20/03 (a)                                       204,706        204,593
   1.051%, 10/21/03 (a)                                        80,044         79,997
   1.051%, 10/22/03 (a)                                        50,000         49,969
   1.050%, 10/27/03 (a)                                        60,043         59,997
                                                                        ------------
TOTAL COMMERCIAL FUNDING CORPORATIONS                                      3,684,293
                                                                        ------------
DIVERSIFIED FINANCIALS - 0.6%
General Electric Capital Corp
   1.050%, 10/07/03                                           100,000         99,982
                                                                        ------------
TOTAL DIVERSIFIED FINANCIALS                                                  99,982
                                                                        ------------
DOMESTIC BANKS - 4.1%
Kitty Hawk Funding (Guarantor: Bank of America)
   1.060%, 10/07/03 (a)                                       136,834        136,810
   1.050%, 10/23/03 (a)                                       150,000        149,904
Variable Funding Capital (Guarantor: Wachovia)
   1.060%, 10/07/03 (a)                                       100,000         99,982
   1.060%, 10/09/03 (a)                                        50,000         49,988
   1.050%, 10/10/03 (a)                                        50,000         49,987
   1.061%, 10/15/03 (a)                                        25,000         24,990
   1.051%, 10/16/03 (a)                                        50,000         49,978
   1.050%, 10/21/03 (a)                                       100,000         99,942
   1.062%, 11/17/03 (a)                                        35,000         34,952
                                                                        ------------
TOTAL DOMESTIC BANKS                                                         696,533
                                                                        ------------
RETAIL FUNDING CORPORATION - 3.4%
Emerald Certificates (MBNA Master Certificates)
 (Secured Liquidity Note)
   1.050%, 10/01/03 (a)                                       150,000        150,000
   1.060%, 10/08/03 (a)                                        29,263         29,257
   1.081%, 10/08/03 (a)                                       100,000         99,979
   1.070%, 10/09/03 (a)                                        30,000         29,993
   1.070%, 10/09/03 (a)                                        75,000         74,982
   1.080%, 10/14/03 (a)                                        50,000         49,981
   1.080%, 10/30/03 (a)                                        38,000         37,967
Bishops Gate Residential
   1.070%, 10/31/03                                           100,000         99,911
                                                                        ------------
TOTAL RETAIL FUNDING CORPORATION                                             572,070
                                                                        ------------
TOTAL COMMERCIAL PAPER
   (Cost $5,481,778)                                                       5,481,778
                                                                        ------------
CORPORATE OBLIGATIONS - 32.6%
BROKERAGE - 5.2%
CS First Boston USA
   1.400%, 10/01/03 (b)                                        40,000         40,037
   1.130%, 10/05/03 (b)                                        50,000         50,004
Goldman Sachs Group
   1.150%, 10/15/03 (a) (b)                                   150,000        150,000
   1.356%, 10/15/03 (a) (b)                                    88,000         88,000
Merrill Lynch
   1.490%, 10/01/03 (b)                                        54,000         54,108
   1.160%, 11/18/03 (b)                                       100,000        100,000
Morgan Stanley Dean Witter
   1.143%, 10/01/03 (b)                                       142,000        142,000
   1.240%, 10/15/03 (b)                                       250,000        250,000
Salomon Smith Barney
   7.200%, 02/01/04                                            15,950         16,258
                                                                        ------------
TOTAL BROKERAGE                                                              890,407
                                                                        ------------
DIVERSIFIED FINANCIALS - 3.6%
American Express Credit
   1.140%, 10/20/03 (a) (b)                                    90,000         89,987
Associates First Capital
   1.240%, 12/26/03 (a) (b)                                   120,000        120,000

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
General Electric Capital Corp
   1.200%, 10/09/03 (b)                                  $    200,000   $    200,000
   1.150%, 10/17/03 (b)                                       200,000        200,000
                                                                        ------------
TOTAL DIVERSIFIED FINANCIALS                                                 609,987
                                                                        ------------
FOREIGN FUNDING CORPORATIONS - 13.1%
Beta Finance
   1.090%, 10/01/03 (a) (b)                                   125,000        124,996
   1.540%, 11/10/03 (a)                                        50,000         50,000
   1.600%, 11/21/03 (a)                                        50,000         50,000
   1.450%, 08/18/04 (a)                                       107,000        107,000
Centauri (CC USA LLC)
   1.055%, 10/01/03 (a) (b)                                    30,000         29,995
   1.080%, 10/01/03 (a) (b)                                    25,000         25,000
   1.080%, 10/01/03 (a) (b)                                   102,000        101,997
   1.080%, 10/01/03 (a) (b)                                    50,000         49,998
   1.208%, 10/01/03 (a) (b)                                    50,000         49,999
   1.930%, 10/22/03 (a)                                        50,000         50,000
   1.910%, 10/28/03 (a)                                        50,000         50,000
   1.515%, 11/19/03 (a)                                        75,000         75,000
   1.150%, 07/26/04 (a)                                        50,000         50,000
Dorada Finance
   1.063%, 10/01/03 (a) (b)                                    75,000         74,994
   1.090%, 10/01/03 (a) (b)                                   150,000        149,995
   1.750%, 10/16/03 (a)                                        50,000         50,000
   1.450%, 01/20/04 (a)                                        50,000         50,000
K2 USA LLC
   1.070%, 10/01/03 (a) (b)                                    50,000         49,991
   1.070%, 10/01/03 (a) (b)                                    75,000         74,986
   1.213%, 10/01/03 (a) (b)                                   100,000        100,055
   1.940%, 10/10/03 (a)                                        50,000         50,000
   1.550%, 11/10/03 (a)                                        75,000         75,000
   1.440%, 09/02/04 (a)                                        50,000         50,000
   1.235%, 09/22/04 (a)                                        75,000         74,989
Sigma Finance
   1.060%, 10/01/03 (a) (b)                                    50,000         49,993
   1.065%, 10/01/03 (a) (b)                                    50,000         49,995
   1.078%, 10/01/03 (a) (b)                                   100,000         99,995
   1.080%, 10/01/03 (a) (b)                                   100,000         99,996
   1.080%, 10/01/03 (a) (b)                                    65,000         64,999
   1.090%, 10/01/03 (a) (b)                                    50,000         49,998
   1.090%, 10/01/03 (a) (b)                                    85,000         84,997
   1.310%, 10/01/03 (a) (b)                                    50,000         50,010
   1.893%, 10/23/03 (a)                                        75,000         75,000
                                                                        ------------
TOTAL FOREIGN FUNDING CORPORATIONS                                         2,238,978
                                                                        ------------
INSURANCE - 7.1%
AI Life Funding Agreement
   1.210%, 10/01/03 (b)                                        75,000         75,000
   1.210%, 10/01/03 (b)                                       100,000        100,000
AIG Life Funding Agreement
   1.230%, 10/01/03 (b)                                       100,000        100,000
   1.230%, 10/01/03 (b)                                       100,000        100,000
Allstate Life Insurance Funding Agreement
   1.250%, 10/01/03 (b)                                       100,000        100,000
   1.306%, 10/15/03 (b)                                       100,000        100,000
Anchor National Life Funding Agreement
   1.250%, 10/01/03 (b)                                        75,000         75,000
Metlife Global Funding
   1.130%, 10/28/03 (a) (b)                                    95,000         95,000
Sun Life Insurance Funding Agreement
   1.370%, 10/01/03 (b)                                        75,000         75,000
Transamerica Occidental Funding Agreement
   1.270%, 10/01/03 (b)                                       400,000        400,000
                                                                        ------------
TOTAL INSURANCE                                                            1,220,000
                                                                        ------------
OTHER - 3.0%
3M
   5.674%, 12/12/03 (a)                                  $    200,000   $    201,614
Merck & Co. Inc.
   4.489%, 02/22/04 (a)                                       200,000        202,535
Wal-Mart Stores
   5.199%, 06/01/04                                           100,000        102,713
                                                                        ------------
TOTAL OTHER                                                                  506,862
                                                                        ------------
TELECOMMUNICATION SERVICES - 0.6%
Bellsouth Telecom
   1.180%, 12/04/03 (b)                                       100,000        100,000
                                                                        ------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $5,566,234)                                                       5,566,234
                                                                        ------------
CERTIFICATES OF DEPOSIT - 5.8%
American Express Centurian
   1.050%, 10/14/03                                           100,000        100,000
   1.050%, 10/17/03                                            85,000         85,000
   1.050%, 10/20/03                                           100,000        100,000
Bank One
   1.160%, 11/10/03                                            50,000         50,001
LaSalle Bank
   1.050%, 10/14/03                                           100,000        100,000
   1.050%, 11/10/03                                           100,000        100,000
Wells Fargo Bank
   1.050%, 10/06/03                                           115,000        115,000
   1.060%, 10/10/03                                           150,000        150,000
   1.060%, 10/10/03                                           120,000        120,000
   1.060%, 10/17/03                                            80,000         80,000
                                                                        ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $1,000,001)                                                       1,000,001
                                                                        ------------
YANKEE CERTIFICATES OF DEPOSIT - 19.5%
Bayerische Landesbank NY
   1.620%, 12/02/03                                            50,000         50,000
   2.920%, 12/08/03                                           200,000        200,476
   5.000%, 07/20/04                                            15,000         15,475
BNP Paribas NY
   1.050%, 06/16/04                                           195,000        194,941
Canadian Imperial Bank NY
   1.050%, 10/17/03                                           300,000        300,000
Canadian Imperial Bank NY
   1.060%, 10/10/03                                           110,000        110,000
Credit Agricole NY
   1.230%, 08/04/04                                            50,000         49,996
Danske Bank NY
   1.060%, 10/08/03                                           100,000        100,000
   1.540%, 12/19/03                                            50,000         50,024
   1.250%, 09/10/04                                           100,000         99,990
Dexia NY
   1.065%, 10/06/03                                           150,000        150,000
Fortis Banque
   1.050%, 10/24/03                                           300,000        300,000
KBC NY
   1.050%, 10/30/03                                           200,000        200,000
   1.060%, 12/10/03                                           100,000        100,000
Landesbank Wuerttemburg NY
   1.410%, 02/03/04                                            50,000         50,010
Nordeutche Bank NY
   1.100%, 07/06/04                                           100,000        100,000
   1.110%, 07/12/04                                            50,000         49,996
Rabobank Nederland NY
   1.400%, 01/20/04                                            95,000         95,017
   1.240%, 08/04/04                                            48,000         47,996

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
Royal Bank of Scotland NY
   1.930%, 11/04/03                                      $     50,000   $     50,011
   1.295%, 04/16/04                                            50,000         49,999
   1.305%, 04/16/04                                            50,000         50,000
Societe Generale NY
   1.050%, 11/03/03                                           150,000        150,000
Svenska Handelsbanken NY
   1.060%, 10/03/03                                           100,000        100,000
   1.060%, 10/09/03                                            20,000         20,000
   1.060%, 10/09/03                                           100,000        100,000
   1.050%, 11/07/03                                            50,000         50,000
   1.280%, 03/18/04                                            50,000         50,000
   1.310%, 03/29/04                                            50,000         50,000
West Deutsche Landesbank NY
   1.240%, 03/17/04                                           100,000         99,995
   1.320%, 04/15/04                                           100,000         99,995
   1.200%, 08/02/04                                            50,000         50,000
   1.390%, 08/26/04                                            75,000         74,993
   1.250%, 09/20/04                                            75,000         75,000
                                                                        ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Cost $3,333,914)                                                       3,333,914
                                                                        ------------
EURO TIME DEPOSITS - 0.1%
National City Time Deposit
   1.094%, 10/01/03                                            14,245         14,245
                                                                        ------------
TOTAL EURO TIME DEPOSITS
   (Cost $14,245)                                                             14,245
                                                                        ------------
REPURCHASE AGREEMENTS - 6.3%
Bear Stearns
 1.440%, dated 9/30/03, matures 10/1/03,
 repurchase price $400,016,000
 (collateralized by various securities:
 Total Market Value $410,508,943)                             400,000        400,000
UBS Warburg
 0.960%, dated 9/30/03, matures 10/1/03,
 repurchase price $473,377,623 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $482,836,674)                             473,365        473,365
UBS Warburg
 1.060%, dated 9/30/03, matures 10/1/03,
 repurchase price $206,704,086 (collateralized
 by U.S. Government Obligations:
 Total Market Value $210,836,362)                             206,698        206,698
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,080,063)                                                       1,080,063
                                                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
FHLB
   3.375%, 06/15/04                                            40,000         40,606
FHLMC
   1.030%, 04/02/04                                            23,850         23,725
   3.750%, 04/15/04                                            55,400         56,194
   1.020%, 05/20/04                                            35,785         35,550
   6.250%, 07/15/04                                            49,282         51,223
   1.400%, 08/11/04                                            30,000         30,000
   1.328%, 08/12/04                                            50,000         49,425
FNMA
   1.110%, 10/01/03                                           130,000        130,000
   1.120%, 04/30/04                                            65,000         64,571
   0.995%, 05/28/04                                            50,000         49,668
   3.500%, 09/15/04                                      $     19,500   $     19,879
   1.500%, 09/27/04                                            35,000         35,000
                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $585,841)                                                           585,841
                                                                        ------------
TOTAL INVESTMENTS - 99.8%
   (Cost $17,062,076)                                                     17,062,076
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                      29,084
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $ 17,091,160
                                                                        ------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $7,487,607,185 or 43.8% of total net assets.

(b) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003. The date shown is the next reset date.

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.2%
ARIZONA - 2.0%
Pima County Development Senior Living Authority
 (LOC: LaSalle Bank)
   1.100%, 10/07/03 (a)                                  $     16,650   $     16,650
Tempe Industrial Development Authority,
 Friendship Village Project Series C
 (LOC: LaSalle Bank)
   1.100%, 10/07/03 (a)                                        10,000         10,000
                                                                        ------------
                                                                              26,650
                                                                        ------------
CALIFORNIA - 0.3%
Los Angeles School District, Belmont Learning
 Complex A (LOC: Bank of New York)
   1.070%, 10/07/03 (a)                                            75             75
Santa Barbara Tax and Revenue
 Anticipation Notes - Series A
   2.000%, 07/23/04                                             4,000          4,038
                                                                        ------------
                                                                               4,113
                                                                        ------------
COLORADO - 3.5%
Boulder Valley School District (GO)
   1.500%, 06/30/04                                            10,000         10,040
   2.000%, 06/30/04                                            10,000         10,077
Colorado General Fund Tax and Anticipation
 Notes Revenue
   2.000%, 06/25/04                                            15,000         15,123
Colorado Health Facilities Authority Bethesda
 Living (LOC: LaSalle Bank)
   1.10%, 10/07/03 (a)                                          2,955          2,955
Moffat County Pollution Control (INS: AMBAC)
   1.200%, 10/07/03 (a)                                        10,465         10,465
                                                                        ------------
                                                                              48,660
                                                                        ------------
CONNECTICUT - 1.3%
Connecticut Health & Educational Facilities
 Authority, Yale University
   0.800%, 10/01/03 (a)                                         2,300          2,300
Connecticut Special Tax Obligation Revenue
 (INS: AMBAC)
   1.07%, 10/07/03 (a)                                         14,960         14,960
                                                                        ------------
                                                                              17,260
                                                                        ------------
FLORIDA - 4.1%
Florida Gulf Coast University (LOC: First Union)
   1.12%, 10/07/03 (a)                                          6,615          6,615
Florida Housing Agency (LOC: Kreidetbank)
   1.070%, 10/07/03 (a) (b)                                     6,035          6,035
Florida Municipal Power Agency (CP)
   0.860%, 10/01/03                                            12,271         12,271
   1.100%, 10/02/03                                             6,077          6,077
   0.850%, 11/03/03                                            13,776         13,776
Miami-Dade County Development Authority,
 Gulliver School Project (LOC: Bank of America)
   1.150%, 10/07/03 (a)                                         2,000          2,000
Palm Beach County Revenue,
 Benjamin Private School Project
 (LOC: Bank of America)
   1.10%, 10/07/03 (a)                                          2,000          2,000
University Athletic Association,
 University of Florida Stadium Project
 (LOC: Suntrust)
   1.230%, 10/01/03 (a)                                         1,200          1,200
University of Florida Research Funding Revenue
 (LOC: Wachovia Bank)
   1.120%, 10/07/03 (a)                                  $      5,000   $      5,000
University of South Florida Funding
 (LOC: First Union)
   1.100%, 10/07/03 (a)                                           930            930
                                                                        ------------
                                                                              55,904
                                                                        ------------
GEORGIA - 0.6%
Athens-Clarke County University Government
 Development Authority, University of Georgia
 Athletic Association Project
 (LOC: Bank of America)
   1.220%, 10/01/03 (a)                                         1,400          1,400
Dalton Development Authority Revenue,
 Hamilton Health System Project
 (LOC: Bank of America)
   1.10%, 10/07/03 (a)                                          5,000          5,000
Fulton County Development Authority,
 Pace Academy Project (LOC: Bank of America)
   1.100%, 10/07/03 (a)                                         1,925          1,925
                                                                        ------------
                                                                               8,325
                                                                        ------------
HAWAII - 0.2%
Hawaii Department of Budget & Finance,
 Kahla Nui Project (LOC: LaSalle Bank)
   1.10%, 10/07/03 (a)                                          3,000          3,000
                                                                        ------------
IDAHO - 0.7%
Boise Idaho Urban Renewal Agency,
 Capital City (LOC: Bank America)
   1.130%, 10/07/03 (a)                                         5,110          5,110
University of Idaho Foundation Authority
 (LOC: First Security Bank)
   1.130%, 10/07/03 (a) (b)                                     4,880          4,880
                                                                        ------------
                                                                               9,990
                                                                        ------------
ILLINOIS - 17.3%
ABN AMRO Munitops Certificates Trust,
 Chicago IL (INS:FGIC)
   1.180%, 10/07/03 (a) (b)                                    20,000         20,000
ABN AMRO Munitops Certificates Trust,
 llinois State (GO) (INS: MBIA)
   1.180%, 10/07/03 (a) (b)                                     4,575          4,575
Chicago Illinois Mandatory Put 12/4/03 @ 100
 (LOC: Landesbank - Hessen-THRGN)
   1.280%, 1/08/04                                             12,000         12,000
Chicago Illinois Park District
   1.750%, 05/01/04                                            12,000         12,063
Cook County Illinois
 (SPA: Landesbank Hessen-THRGN)
   1.040%, 10/07/03 (a)                                        42,250         42,250
Cook County Illinois Revenue - Claretian Project
 (LOC: FHLB)
   1.100%, 10/07/03 (a)                                         3,395          3,395
Illinois Development Finance Authority
 (LOC: FHLB)
   1.220%, 10/07/03 (a)                                         4,800          4,800
Illinois Development Finance Authority
 (LOC: Northern Trust)
   1.150%, 10/07/03 (a)                                         4,000          4,000
Illinois Development Finance Authority Aurora
 (LOC: Allied Irish)
   1.350%, 10/07/03 (a)                                         6,740          6,740

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
Illinois Development Finance Authority
 Lake Forest (LOC: Northern Trust)
   1.100%, 10/07/03 (a)                                  $      6,255   $      6,255
Illinois Development Finance Authority
 Loyola Academy (LOC: Bank One)
   1.100%, 10/07/03 (a)                                         4,000          4,000
Illinois Development Finance Authority
 McCormick Theological (LOC: Northern Trust)
   1.100%, 10/07/03 (a)                                         7,935          7,935
Illinois Development Finance Authority
 Roosevelt University (LOC: American National Bank)
   1.100%, 10/07/03 (a)                                         7,500          7,500
Illinois Development Finance Authority
 St. Ignatius (LOC: Northern Trust)
   1.100%, 10/07/03 (a)                                         9,800          9,800
Illinois Development Finance Authority
 St. Pauls Housing (LOC: LaSalle Bank)
   1.100%, 10/07/03 (a)                                         4,440          4,440
Illinois Development Finance Authority,
 Chinese American Service Project
 (LOC: LaSalle Bank)
   1.140%, 10/07/03 (a)                                         5,000          5,000
Illinois Development Finance Authority,
 Solomon Schechter Day School
 (LOC: LaSalle Bank)
   1.140%, 10/07/03 (a)                                         5,000          5,000
Illinois Development Finance Authority,
 United Way/Crusade Mercy
 (LOC: LaSalle Bank)
   1.140%, 10/07/03 (a)                                         4,935          4,935
Illinois Development Financial Authority,
 Mount Carmel High School Project
 (LOC: Bank One)
   1.100%, 10/07/03 (a)                                         2,800          2,800
Illinois Educational Facilities Authority
 Chicago Zoological Society
 (LOC: Northern Trust)
   1.100%, 10/07/03 (a)                                         5,000          5,000
Illinois Health Facilities Authorities
 Edgewater Hospital
   1.120%, 10/07/03 (a) (b)                                    10,600         10,600
Illinois Health Facilities Authority
 Lifelink (LOC: American National Bank)
   1.150%, 10/07/03 (a)                                         7,225          7,225
Illinois State Toll Highway Authority (INS: FSA)
 (SPA: Landesbank - Hessen-THRGN)
   1.100%, 10/07/03 (a)                                        18,500         18,500
   1.100%, 10/07/03 (a)                                        13,100         13,100
Macon County - Milikin University
 (INS: AMBAC) (SPA: Bank One)
   1.100%, 10/07/03 (a)                                         4,400          4,400
Northern Cook County Illinois Solid Waste Agency
 (LOC: Northern Trust)
   1.100%, 10/07/03 (a)                                         5,900          5,900
State of Illinois (GO)
   5.000%, 04/01/04                                             5,000          5,097
                                                                        ------------
                                                                             237,310
                                                                        ------------
INDIANA - 1.6%
Evansville Economic Development Authority
 (LOC: Citibank)
   1.050%, 10/07/03 (a) (b)                                     2,500          2,500
Indiana Health Facilities Finance Authority
 Henry County Memorial Hospital
 (LOC: Fifth Third)
   1.160%, 10/07/03 (a)                                  $     19,685   $     19,685
                                                                        ------------
                                                                              22,185
                                                                        ------------
IOWA - 0.3%
Iowa Financial Retirement Authority,
 Wesley Retirement Services
 (LOC: Wells Fargo Bank)
   1.160%, 10/07/03 (a)                                         4,000          4,000
                                                                        ------------
KANSAS - 0.7%
Prairie Village Revenue, Claridge Court
 (LOC: LaSalle Bank)
   1.110%, 10/07/03 (a)                                         9,410          9,410
                                                                        ------------
LOUISIANA - 4.7%
State of Louisiana (CP)
   0.880%, 11/17/03                                            30,000         30,000
   0.890%, 11/17/03                                            35,000         35,000
                                                                        ------------
                                                                              65,000
                                                                        ------------
MASSACHUSETTS - 3.8%
State of Massachusetts Series C (GO)
 (SPA: State Street B&T)
   1.120%, 10/07/03 (a)                                        24,725         24,725
State of Massachusetts Series B
 (SPA: Landesbank - Hessen - THRGN) (GO)
   1.120%, 10/07/03 (a)                                        27,495         27,495
                                                                        ------------
                                                                              52,220
                                                                        ------------
MICHIGAN - 6.2%
Hannahville Indian Community Finance - Series A
 (LOC: National City)
   1.14%, 10/07/03 (a) (b)                                      1,450          1,450
Michigan State Housing Development Authority
 (INS: MBIA) (SPA: Merrill Lynch Cap Services)
   1.130%, 10/07/03 (a) (b)                                     5,680          5,680
State of Michigan (CP)
   0.950%, 10/14/03                                            15,000         15,000
   0.950%, 10/14/03                                            30,080         30,080
State of Michigan Strategic Fund,
 Lutheran Social Services
 (LOC: National City Bank)
   1.140%, 10/07/03 (a)                                        19,195         19,195
Wayne Charter County
 (LOC: Allied Irish, PLC)
   1.140%, 10/07/03 (a)                                        13,825         13,825
                                                                        ------------
                                                                              85,230
                                                                        ------------
MINNESOTA - 4.7%
Eden Prairie, Multifamily Housing Authority
 (Liquidity: Freddie Mac)
   1.150%, 10/07/03 (a)                                        13,600         13,600
Mendota Heights Revenue,
 St. Thomas Academy Project
 (LOC: Allied Irish PLC)
   1.150%, 10/07/03 (a)                                         1,960          1,960
Minneapolis School District Credit Support:
 SD Credit Program (GO)
   2.000%, 08/6/04                                             10,000         10,088

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
Minnesota State Higher Educational Facilities
 Bethel College Credit Support: GO of Institution
 (LOC: Allied Irish Bank, PLC)
   1.350%, 10/07/03 (a)                                  $      3,585   $      3,585
University of Minnesota (GO of University) Series A
   1.120%, 10/07/03 (a)                                        35,065         35,065
                                                                        ------------
                                                                              64,298
                                                                        ------------
MISSOURI - 1.2%
Jackson County Missouri Industrial Development
 Authority, YMCA Greater Kansas City
 (LOC: Bank of America)
   1.150%, 10/07/03 (a)                                         7,000          7,000
Missouri State Health & Educational Facilities
 (LOC: Bank One) (INS: AMBAC)
   1.150%, 10/07/03 (a)                                         9,655          9,655
                                                                        ------------
                                                                              16,655
                                                                        ------------
MONTANA - 0.8%
Montana State Health Facilities Authority
   1.220%, 10/07/03 (a) (b)                                    11,250         11,250
                                                                        ------------
NEVADA - 1.3%
ABN AMRO Munitops Certificates Trust,
 Nevada State (GO) (INS: MBIA)
   1.180%, 10/07/03 (a) (b)                                     8,500          8,500
Clark County School District (GO) (INS: FGIC)
   3.000%, 06/01/04                                             8,720          8,842
                                                                        ------------
                                                                              17,342
                                                                        ------------
NEW HAMPSHIRE - 0.4%
New Hampshire Health & Education Facilities
 Authority, Colby-Sawyer College
 (LOC: Allied Irish PLC)
   1.070%, 10/07/03 (a)                                         5,500          5,500
                                                                        ------------
NEW JERSEY - 0.7%
State of New Jersey
   2.000%, 06/25/04                                            10,000         10,071
                                                                        ------------
NEW YORK - 1.9%
New York City Transitional Financial Authority
 (SPA: Bank of New York)
   1.230%, 10/01/03 (a)                                         7,700          7,700
New York, NY (GO) (SPA: Lehman Liquidity)
 (Credit: CIFG-TRS)
   1.120%, 10/07/03 (a) (b)                                    14,825         14,825
Yonkers (GO) (LOC: Bank of New York)
   2.000%, 05/14/04                                             3,000          3,019
                                                                        ------------
                                                                              25,544
                                                                        ------------
NORTH CAROLINA - 1.0%
Mecklenburg County (GO)
 (Liquidity: Bank of America)
   1.100%, 10/07/03 (a)                                         5,300          5,300
North Carolina Financial Agency Revenue,
 Greensboro College Project
 (LOC: Bank of America)
   1.100%, 10/07/03 (a)                                         7,800          7,800
                                                                        ------------
                                                                              13,100
                                                                        ------------
OHIO - 5.2%
ABN AMRO Munitops Certificates Trust,
 Westerville Ohio County School
 (INS: MBIA) (SPA: ABN AMRO Bank)
   1.130%, 10/07/03 (a) (b)                              $      4,000   $      4,000
Cuyahoga County Ohio Hospital Revenue,
 University Hospital (INS: AMBAC)
 (SPA: Chase Manhattan)
   1.100%, 10/07/03 (a)                                         3,000          3,000
Franklin County Health Care Facilities Revenue,
 Mother Angeline McCrory Project
 (LOC: Allied Irish Bank, PLC)
   1.130%, 10/07/03 (a)                                        16,690         16,690
Franklin County Ohio Health Care Facilities
 (LOC: National City Bank)
   1.150%, 10/07/03 (a)                                         3,900          3,900
Hamilton County Hospital Facilities Revenue,
 Elizabeth Gamle Series C (LOC: JP Morgan Chase)
   1.100%, 10/07/03 (a)                                         3,300          3,300
Logan County Ohio Healthcare Facilities
 (LOC: Fifth Third Bank)
   1.180%, 10/07/03 (a)                                        10,800         10,800
Miami County Hospital
 (LOC: National Australia Bank, NY)
 (SPA: Merrill Lynch Cap SVCS)
   1.220%, 10/07/03 (a) (b)                                     4,740          4,740
Middleburg Heights Hospital Improvement
 Revenue (LOC: Keybank)
   1.140%, 10/07/03 (a)                                         2,400          2,400
Ohio State Air Quality Development Authority,
 Ohio Power (INS: AMBAC)
 (Liquidity: Merrill Lynch SVCS)
   1.130%, 10/07/03 (a) (b)                                     4,700          4,700
Ohio State Higher Education Facilities,
 Lake Erie (LOC: Fifth Third Bank)
   1.140%, 10/07/03 (a)                                        12,665         12,665
Ohio State University General Receipts
   1.010%, 10/07/03 (a)                                            45             45
Summit County Ohio Port Authority,
 Summa Health Systems Hospital
 (LOC: Fifth Third Bank)
   1.140%, 10/07/03 (a)                                         5,000          5,000
                                                                        ------------
                                                                              71,240
                                                                        ------------
OKLAHOMA - 1.7%
Oklahoma Authority Revenue,
 American Cancer Society Project
 (LOC: Bank of America)
   1.150%, 10/07/03 (a)                                         2,905          2,905
Tulsa Industrial Authority Revenue Floating
   1.130%, 10/07/03 (a) (b)                                     7,970          7,970
Tulsa Industrial Authority University of Tulsa
 (INS: MBIA) (SPA: Credit Local DeFrance)
   1.070%, 10/07/03 (a)                                        12,075         12,075
                                                                        ------------
                                                                              22,950
                                                                        ------------
PENNSYLVANIA - 1.5%
Philadelphia, PA Tax and Revenue
 Anticipation Notes
   2.000%, 06/30/04                                            17,000         17,127
State of Pennsylvania (GO) (INS: AMBAC)
   5.125%, 03/15/04                                             3,660          3,728
                                                                        ------------
                                                                              20,855
                                                                        ------------

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
RHODE ISLAND - 0.5%
Rhode Island Health & Education Revenue,
 Jewish Services Agency (LOC: Sovereign Bank)
 (LOC: Bank of New York)
   1.100%, 10/07/03 (a)                                  $      6,750   $      6,750
                                                                        ------------
SOUTH CAROLINA - 2.6%
ABN AMRO Munitops Certificates Trust,
 South Carolina Transportation Infrastructure
 (INS: AMBAC) (SPA: ABN AMRO Bank)
   1.180%, 10/07/03 (a) (b)                                    10,000         10,000
South Carolina Jobs Economic Development
 Authority - Boros & Chaplin Business Park
 (LOC: Bank of America)
   1.150%, 10/07/03 (a)                                        11,000         11,000
University of South Carolina Revenue
   1.750%, 07/24/04                                            15,000         15,104
                                                                        ------------
                                                                              36,104
                                                                        ------------
TENNESSEE - 5.3%
Clarksville Tennessee Public Building Authority
 (LOC: Bank America)
   1.100%, 10/07/03 (a) (b)                                    12,100         12,100
Met Government Nashville & Davidson
 (LOC: Societe Generale)
   1.150%, 10/07/03 (a) (b)                                     7,035          7,035
Rutherford County Industrial
 Development - Square D Company
 (LOC: Societe Generale)
   1.100%, 10/07/03 (a)                                         4,100          4,100
Shelby County Health (CP)
   0.930%, 10/15/03                                             5,500          5,500
   1.000%, 10/29/03                                            32,000         32,000
Memphis TN (CP)
   0.850%, 10/06/03                                            12,500         12,500
                                                                        ------------
                                                                              73,235
                                                                        ------------
TEXAS - 15.3%
ABN AMRO Munitops Certificates Trust,
 Comal Texas (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.180%, 10/07/03 (a) (b)                                    10,002         10,002
ABN AMRO Munitops Certificates Trust,
 Frisco Texas School District (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.200%, 05/12/04 (b)                                         9,695          9,695
ABN AMRO Munitops Certificates Trust,
 Irving Texas (Credit: PSF-GTD)
 (SPA: ABN AMRO Bank)
   1.220%, 03/24/04 (b)                                        11,390         11,390
ABN AMRO Munitops Certificates Trust,
 Williamson County Texas (INS: FSA)
 (SPA: ABN AMRO Bank)
   1.180%, 10/07/03 (a) (b)                                    10,395         10,395
Galena Park Independent School District
 (GTY: TXPSF)
   1.130%, 10/07/03 (a) (b)                                    20,965         20,965
Kendall County Texas Health Facilities,
 Morningside Ministries
 (LOC: Bank One)
   1.170%, 10/07/03 (a)                                        15,000         15,000
Northeast Independent School District
 (Credit: PSF-GTD) (Liquidity: Societe Generale)
   1.130%, 10/07/03 (a) (b)                                    26,515         26,515
San Antonio Electric & Gas (INS: MBIA)
   1.130%, 10/07/03 (a) (b)                              $      7,455   $      7,455
State of Texas
   2.000%, 08/31/04                                            45,000         45,352
University of Texas (CP)
   0.870%, 10/20/03                                            18,890         18,890
   0.850%, 12/01/03                                            24,672         24,672
   0.900%, 01/08/04                                            10,000         10,000
                                                                        ------------
                                                                             210,331
                                                                        ------------
VIRGINIA - 0.7%
Spotsylvania County Industrial Development
 (LOC: First Union National Bank)
   1.050%, 10/07/03 (a)                                         6,940          6,940
Williamsburg Development Authority Revenue
 (LOC: First Union National Bank)
   1.050%, 10/07/03 (a)                                         2,150          2,150
                                                                        ------------
                                                                               9,090
                                                                        ------------
WASHINGTON - 3.9%
ABN AMRO Munitops Certificates Trust,
 Washington State (GO) (INS: MBIA-IBC)
 (SPA: ABN AMRO Bank)
   1.180%, 10/07/03 (a) (b)                                    14,000         14,000
Everett Public Facilities (CP)
   0.990%, 05/21/04                                             6,240          6,240
Washington State Health Care Facilities Authority
 (INS: MBIA) (SPA: Lehman Liquidity)
   1.170%, 10/07/03 (a) (b)                                    14,000         14,000
Washington State Housing Finance Commission
 (LOC: KeyBank)
   1.100%, 10/07/03 (a)                                         4,945          4,945
Washington State Housing Finance Commission
 (LOC: Federal Home Loan)
   1.070%, 10/07/03 (a)                                         2,870          2,870
Washington State Housing Finance Commission
 (LOC: Keybank)
   1.100%, 10/07/03 (a)                                         4,945          4,945
Washington State Housing Financial Nonprofit
 Revenue, Open Window School Project
 (LOC: Bank of America)
   1.150%, 10/07/03 (a)                                         6,600          6,600
                                                                        ------------
                                                                              53,600
                                                                        ------------
WEST VIRGINIA - 0.3%
Monongalia County West Virginia General Hospital - A
 (LOC: Bank One)
   1.170%, 10/07/03 (a)                                         4,700          4,700
                                                                        ------------
WISCONSIN - 1.6%
Wisconsin State Health & Education Facilities
 (LOC: Marshall & Illsley)
   1.150%, 10/07/03 (a)                                        13,800         13,800
Wisconsin State Health Marshfield
 (LOC: Morgan Guaranty)
   1.100%, 10/07/03 (a)                                         8,000          8,000
                                                                        ------------
                                                                              21,800
                                                                        ------------
WYOMING - 0.2%
Kemmerer Pollution Control, Exxon Project
   1.110%, 10/01/03 (a)                                         2,300          2,300
                                                                        ------------
MULTISTATE - 3.1%
Clipper Tax Exempt Trust (SPA: State Street)
   1.330%, 10/07/03 (a) (b)                                    27,400         27,400

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                             SHARES/PAR (000)  VALUE (000)
-------------------------------------------------------------------------------------
Clipper Tax-Exempt Trust
   1.280%, 10/07/03 (a) (b)                              $     15,000    $     15,000
                                                                         ------------
                                                                               42,400
                                                                         ------------
TOTAL MUNICIPAL BONDS
   (Cost $1,388,372)                                                        1,388,372
                                                                         ------------
MONEY MARKET FUNDS - 0.1%
AIM Tax Free Investments Company                              319,689             320
Money Market Obligations Trust                                921,181             921
                                                                         ------------
TOTAL MONEY MARKET FUNDS
   (Cost $1,241)                                                                1,241
                                                                         ------------
TOTAL INVESTMENTS - 101.3%
   (Cost $1,389,613)                                                        1,389,613
                                                                         ------------
OTHER ASSETS AND LIABILITIES, NET - (1.3)%                                    (17,339)
                                                                         ------------
TOTAL NET ASSETS - 100.0%                                                $  1,372,274
                                                                        ------------

(a) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003. The date shown is the next put date.

(b) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $209,122,000 or 15.2% of total net assets.

AMBAC - American Municipal Bond Assurance Company

CP - Commercial Paper

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assistance

GO - General Obligation

GTY - Guaranty

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

SPA - Standby Purchase Agreement

TXPSF - Texas Permanent School Fund

TREASURY OBLIGATIONS FUND

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 22.6%
U.S. Treasury Notes
   2.750%, 10/31/03                                      $    600,000   $    600,616
   3.250%, 12/31/03                                            75,000         75,319
   3.625%, 03/31/04                                           350,000        354,191
   3.375%, 04/30/04                                           375,000        379,665
   3.250%, 05/31/04                                           125,000        126,765
   2.875%, 06/30/04                                           400,000        405,498
   2.125%, 08/31/04                                           495,000        498,990
   1.875%, 09/30/04                                            80,000         80,438
                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,521,482)                                                       2,521,482
                                                                        ------------
REPURCHASE AGREEMENTS - 77.3%
ABN AMRO
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $1,410,037,208 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $1,438,200,718)                         1,410,000      1,410,000
Banc One
 0.980%, dated 9/30/03, matures 10/1/03,
 repurchase price $500,013,611 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $510,002,707)                             500,000        500,000
Bank of America
 0.930%, dated 9/30/03, matures 10/1/03,
 repurchase price $320,008,267 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $326,400,077)                             320,000        320,000
Bear Stearns
 0.970%, dated 9/30/03, matures 10/1/03,
 repurchase price $1,000,026,944 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $1,021,483,802)                         1,000,000      1,000,000
CS First Boston
 0.980%, dated 9/30/03, matures 10/1/03,
 repurchase price $460,012,522 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $469,200,322)                             460,000        460,000
Deutsche Bank
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $500,013,194 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $510,000,129)                             500,000        500,000
Goldman Sachs
 0.920%, dated 9/30/03, matures 10/1/03,
 repurchase price $1,670,042,678 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $1,703,401,352)                         1,670,000      1,670,000
Greenwich Capital
 0.970%, dated 9/30/03, matures 10/1/03,
 repurchase price $525,014,146 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $535,503,181)                             525,000        525,000
Lehman Brothers
 0.990%, dated 9/30/03, matures 10/1/03,
 repurchase price $110,003,025 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $112,188,994)                             110,000        110,000
Merrill Lynch
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $335,008,840 (collateralized
 by cash and U.S. Treasury Obligations:
 Total Market Value $341,507,195)                             335,000        335,000

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
Morgan Stanley
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $400,010,556 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $408,000,245)                        $    400,000   $    400,000
Prudential Securities
 0.960%, dated 9/30/03, matures 10/1/03,
 repurchase price $300,008,000 (collateralized
 by cash and U.S. Treasury Obligations:
 Total Market Value $303,236,156)                             300,000        300,000
Societe Generale
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $125,032,986 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $127,518,665)                             125,000        125,000
UBS Warburg
 0.960%, dated 9/30/03, matures 10/1/03,
 repurchase price $937,721,005 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $956,451,495)                             937,696        937,696
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,592,696)                                                       8,592,696
                                                                        ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $11,114,178)                                                     11,114,178
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                       9,167
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $ 11,123,345
                                                                        ------------

TREASURY RESERVE FUND

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 29.1%
U.S. Treasury Notes
   2.750%, 10/31/03                                      $    165,000   $    165,169
   3.250%, 12/31/03                                            50,000         50,212
   3.625%, 03/31/04                                            85,000         86,011
   3.375%, 04/30/04                                            25,000         25,308
   3.250%, 05/31/04                                            20,000         20,282
   2.875%, 06/30/04                                            95,000         96,290
   2.125%, 08/31/04                                           105,000        105,844
   1.875%, 09/30/04                                            20,000         20,110
                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $569,226)                                                           569,226
                                                                        ------------
REPURCHASE AGREEMENTS - 70.8%
ABN AMRO
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $90,002,375 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $91,800,197)                               90,000         90,000
Bank of America
 0.930%, dated 9/30/03, matures 10/1/03,
 repurchase price $80,002,067 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $81,601,321)                               80,000         80,000
Bear Stearns
 0.970%, dated 9/30/03, matures 10/1/03,
 repurchase price $500,013,472 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $516,051,112)                             500,000        500,000
CS First Boston
 0.980%, dated 9/30/03, matures 10/1/03,
 repurchase price $90,002,450 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $91,800,019)                               90,000         90,000
Goldman Sachs
 0.920%, dated 9/30/03, matures 10/1/03,
 repurchase price $80,002,044 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $81,600,494)                               80,000         80,000
Greenwich Capital
 0.970%, dated 9/30/03, matures 10/1/03,
 repurchase price $225,006,063 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $229,501,196)                             225,000        225,000
Lehman Brothers
 0.990%, dated 9/30/03, matures 10/1/03,
 repurchase price $90,002,475 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $91,775,617)                               90,000         90,000
Merrill Lynch
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $90,002,375 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $91,801,235)                               90,000         90,000
Morgan Stanley
 0.950%, dated 9/30/03, matures 10/1/03,
 repurchase price $100,002,639 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $102,000,406)                             100,000        100,000

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                PAR (000)     VALUE (000)
------------------------------------------------------------------------------------
UBS Warburg
 0.960%, dated 9/30/03, matures 10/1/03,
 repurchase price $38,940,038 (collateralized
 by U.S. Treasury Obligations:
 Total Market Value $39,717,786)                         $     38,939   $     38,939
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,383,939)                                                       1,383,939
                                                                        ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $1,953,165)                                                       1,953,165
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                       2,187
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  1,955,352
                                                                        ------------

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                             GOVERNMENT          PRIME       TAX FREE       TREASURY       TREASURY
                                                            OBLIGATIONS    OBLIGATIONS    OBLIGATIONS    OBLIGATIONS        RESERVE
                                                                   FUND           FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost*              $  2,440,709   $ 15,982,013   $  1,389,613   $  2,521,482   $    569,226
Repurchase agreements, at amortized cost                        693,302      1,080,063             --      8,592,696      1,383,939
Cash                                                                 --             --             --              1             --
Receivable for securities sold                                       --             --          7,520             --             --
Dividends and interest receivable                                 6,897         46,347          2,407         18,251          3,808
Capital shares sold                                                  28          1,164             --            101            402
Prepaid expenses and other assets                                    83            336             64            253             58
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                  3,141,019     17,109,923      1,399,604     11,132,784      1,957,433
===================================================================================================================================
LIABILITIES:
Bank overdraft                                                        9             --             60             --             --
Dividends payable                                                 1,380          8,758            508          4,404            235
Payable for investment securities purchased                      25,039             --         26,100             --             --
Payable upon return of securities loaned                        131,613             --             --             --             --
Capital shares redeemed                                             446          3,474             --            142             --
Payable to affiliates                                               532          2,566            257          1,481            387
Payable for distribution and shareholder servicing fees             864          3,940            403          3,395          1,455
Accrued expenses and other liabilities                                4             25              2             17              4
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                               159,887         18,763         27,330          9,439          2,081
===================================================================================================================================
NET ASSETS                                                 $  2,981,132   $ 17,091,160   $  1,372,274   $ 11,123,345   $  1,955,352
===================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                             2,981,171     17,090,982      1,372,192     11,123,412      1,955,352
Undistributed (distributions in excess of)
  net investment income                                             (27)           172             (4)            (5)            --
Accumulated net realized gain (loss) on investments                 (12)             6             86            (62)            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $  2,981,132   $ 17,091,160   $  1,372,274   $ 11,123,345   $  1,955,352
===================================================================================================================================
* Including securities loaned, at amortized cost           $    129,420   $         --   $         --   $         --   $         --
CLASS A:
Net assets                                                 $    467,541   $  4,632,371   $    348,974   $    478,627   $  1,955,352
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                      467,472      4,632,408        348,989        478,603      1,955,369
Net asset value, offering price, and
 redemption price per share                                $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
CLASS B:
Net assets                                                           --   $      8,079             --             --             --
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                           --          8,084             --             --             --
Net asset value, offering price, and redemption
 price per share                                                     --   $       1.00             --             --             --
CLASS C:
Net assets                                                           --   $      6,736             --             --             --
Shares issued and outstanding
 ($0.01 par value - 1 billion authorized)                            --          6,737             --             --             --
Net asset value, offering price, and
 redemption price per share                                          --   $       1.00             --             --             --
CLASS D:
Net assets                                                 $    902,940   $    632,464   $     19,343   $  5,720,129             --
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                      902,959        632,472         19,343      5,720,179             --
Net asset value, offering price, and
 redemption price per share                                $       1.00   $       1.00   $       1.00   $       1.00             --
CLASS I:
Net assets                                                           --   $  1,631,687             --             --             --
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                           --      1,631,727             --             --             --
Net asset value, offering price, and
 redemption price per share                                          --   $       1.00             --             --             --
CLASS S:
Net assets                                                 $     60,206   $    120,863   $    123,272   $  1,354,195             --
Shares issued and outstanding
 ($0.01 par value - 5 billion authorized)                        60,275        120,863        123,284      1,354,195             --
Net asset value, offering price, and
 redemption price per share                                $       1.00   $       1.00   $       1.00   $       1.00             --
CLASS Y:
Net assets                                                 $  1,550,445   $  6,830,595   $    880,685   $  3,570,394             --
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                    1,550,552      6,830,520        880,641      3,570,424             --
Net asset value, offering price, and
 redemption price per share                                $       1.00   $       1.00   $       1.00   $       1.00             --
CLASS Z:
Net assets                                                           --   $  3,228,365             --             --             --
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                           --      3,228,365             --             --             --
Net asset value, offering price, and
 redemption price per share                                          --   $       1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the fiscal year ended September 30, 2003, in thousands

                                                             GOVERNMENT          PRIME       TAX FREE       TREASURY       TREASURY
                                                            OBLIGATIONS    OBLIGATIONS    OBLIGATIONS    OBLIGATIONS        RESERVE
                                                                   FUND           FUND           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                   $     41,911   $    248,738   $     17,106   $    140,144   $     33,630
Securities lending                                                  126             --             --             --             --
Other income                                                         --             --             --              6             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          42,037        248,738         17,106        140,150         33,630
===================================================================================================================================

EXPENSES:

Investment advisory fees                                          9,460         53,010          4,414         33,178          7,765
Co-administration fees and expenses
 (including per account transfer agency fees)                     4,226         27,154          2,071         15,073          3,280
Custodian fees                                                      308          1,711            144          1,085            250
Directors' fees                                                      47            269             21            167             41
Registration fees                                                    88            153             58             73             47
Printing                                                             45            276             21            163             44
Professional fees                                                   102            585             45            389             84
Other                                                               105            492             64            319            104
Distribution and shareholder servicing
 fees - Class A                                                   1,547         15,250          1,155          1,123         13,455
Distribution and shareholder servicing
 fees - Class B                                                      --             87             --             --             --
Distribution and shareholder servicing
 fees - Class C                                                      --             60             --             --             --
Distribution and shareholder servicing
 fees - Class D                                                   1,545          1,495             42         10,418             --
Distribution and Shareholder servicing
 fees - Class S                                                     226            195            511          4,146             --
Shareholder servicing fees - Class I                                 --            557             --             --             --
Shareholder servicing fees - Class Y                                698          2,924            398          1,621             --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                   18,397        104,218          8,944         67,755         25,070
===================================================================================================================================
Less: Fee waivers                                                (1,627)        (5,973)          (804)        (5,694)        (1,603)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                               16,770         98,245          8,140         62,061         23,467
===================================================================================================================================
INVESTMENT INCOME - NET                                          25,267        150,493          8,966         78,089         10,163
===================================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                     --              6             95              2             --
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $     25,267   $    150,499   $      9,061   $     78,091   $     10,163
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                          GOVERNMENT
                                                                                    OBLIGATIONS FUND
----------------------------------------------------------------------------------------------------
                                                                              10/1/02        10/1/01
                                                                              9/30/03        9/30/02
----------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                  $     25,267   $     38,804
Net realized gain on investments                                                   --             --
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           25,267         38,804
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                     (3,478)        (7,539)
   Class B                                                                         --             --
   Class C                                                                         --             --
   Class D                                                                     (5,707)        (9,103)
   Class I                                                                         --             --
   Class S                                                                       (523)        (1,476)
   Class Y                                                                    (15,558)       (20,686)
   Class Z                                                                         --             --
----------------------------------------------------------------------------------------------------
Total distributions                                                           (25,266)       (38,804)
====================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
   Proceeds from sales                                                        813,989      2,789,789
   Reinvestment of distributions                                                3,488          7,682
   Payments for redemptions                                                  (878,280)    (2,759,292)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                   (60,803)        38,179
----------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                             --             --
   Reinvestment of distributions                                                   --             --
   Payments for redemptions                                                        --             --
----------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                                   --             --
----------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                             --             --
   Reinvestment of distributions                                                   --             --
   Payments for redemptions                                                        --             --
----------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                   --             --
----------------------------------------------------------------------------------------------------
Class D:
   Proceeds from sales                                                      3,531,232      1,329,170
   Reinvestment of distributions                                                   54             65
   Payments for redemptions                                                (3,056,653)    (1,510,243)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                   474,633       (181,008)
----------------------------------------------------------------------------------------------------
Class I:
   Proceeds from sales                                                             --             --
   Reinvestment of distributions                                                   --             --
   Payments for redemptions                                                        --             --
----------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                   --             --
----------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                        215,734        266,533
   Reinvestment of distributions                                                    1              2
   Payments for redemptions                                                  (257,042)      (261,058)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                   (41,307)         5,477
----------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                     12,298,176      3,904,853
   Reinvestment of distributions                                                6,776          9,599
   Payments for redemptions                                               (12,317,387)    (3,393,272)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   (12,435)       521,180
----------------------------------------------------------------------------------------------------
Class Z:
   Proceeds from sales                                                             --             --
   Reinvestment of distributions                                                   --             --
   Payments for redemptions                                                        --             --
----------------------------------------------------------------------------------------------------
Increase in net assets from Class Z transactions                                   --             --
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             360,088        383,828
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       360,089        383,828
NET ASSETS AT BEGINNING OF PERIOD                                           2,621,043      2,237,215
====================================================================================================
NET ASSETS AT END OF PERIOD                                              $  2,981,132   $  2,621,043
====================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                           $        (27)  $        (28)
====================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                               PRIME                      TAX FREE
                                                                                    OBLIGATIONS FUND              OBLIGATIONS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/02        10/1/01        10/1/02        10/1/01
                                                                              9/30/03        9/30/02        9/30/03        9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                  $    150,493   $    300,662   $      8,966   $     13,146
Net realized gain on investments                                                    6             10             95             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          150,499        300,672          9,061         13,146
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                    (33,928)       (83,069)        (1,927)        (4,099)
   Class B                                                                        (11)           (57)            --             --
   Class C                                                                         (6)           (16)            --             --
   Class D                                                                     (6,265)       (12,504)          (131)          (240)
   Class I                                                                    (25,049)       (49,175)            --             --
   Class S                                                                       (348)          (289)          (880)        (2,543)
   Class Y                                                                    (81,697)      (155,552)        (6,028)        (6,264)
   Class Z                                                                     (3,190)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (150,494)      (300,662)        (8,966)       (13,146)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
   Proceeds from sales                                                     10,000,038      8,447,072        430,912        502,664
   Reinvestment of distributions                                               35,428         84,726          2,073          4,195
   Payments for redemptions                                               (11,131,842)    (8,587,209)      (490,240)      (598,285)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                (1,096,376)       (55,411)       (57,255)       (91,426)
----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                          4,397          7,652             --             --
   Reinvestment of distributions                                                   13             58             --             --
   Payments for redemptions                                                    (6,680)        (4,754)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                               (2,270)         2,956             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                         15,669          7,738             --             --
   Reinvestment of distributions                                                    4             18             --             --
   Payments for redemptions                                                   (11,894)        (6,961)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                3,779            795             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class D:
   Proceeds from sales                                                      6,138,802      4,423,759         69,558         94,998
   Reinvestment of distributions                                                  556          1,435             --              6
   Payments for redemptions                                                (6,130,325)    (4,540,635)       (71,168)      (106,667)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                     9,033       (115,441)        (1,610)       (11,663)
----------------------------------------------------------------------------------------------------------------------------------
Class I:
   Proceeds from sales                                                      8,342,321      6,398,570             --             --
   Reinvestment of distributions                                                2,257          2,516             --             --
   Payments for redemptions                                                (9,291,624)    (6,754,619)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                             (947,046)      (353,533)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                        504,642        130,907        389,270        443,750
   Reinvestment of distributions                                                    1             --             --              2
   Payments for redemptions                                                  (417,928)       (96,759)      (472,655)      (639,920)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                    86,715         34,148        (83,385)      (196,168)
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                     66,564,151     29,324,181      2,638,663      1,341,373
   Reinvestment of distributions                                               37,417         79,425            741            191
   Payments for redemptions                                               (68,437,758)   (28,313,972)    (2,342,910)    (1,200,708)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                (1,836,190)     1,089,634        296,494        140,856
----------------------------------------------------------------------------------------------------------------------------------
Class Z:
   Proceeds from sales                                                      4,895,562             --             --             --
   Reinvestment of distributions                                                   62             --             --             --
   Payments for redemptions                                                (1,667,259)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Z transactions                            3,228,365             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (553,990)       603,148        154,244       (158,401)
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (553,985)       603,158        154,339       (158,401)
NET ASSETS AT BEGINNING OF PERIOD                                          17,645,145     17,041,987      1,217,935      1,376,336
==================================================================================================================================
NET ASSETS AT END OF PERIOD                                              $ 17,091,160   $ 17,645,145   $  1,372,274   $  1,217,935
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                           $        172   $        163   $         (4)  $         (4)
==================================================================================================================================

                                                                                            TREASURY                      TREASURY
                                                                                    OBLIGATIONS FUND                  RESERVE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/02        10/1/01        10/1/02        10/1/01
                                                                              9/30/03        9/30/02        9/30/03        9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                  $     78,089   $    140,792   $     10,163   $     32,018
Net realized gain on investments                                                    2             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           78,091        140,792         10,163         32,018
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                     (2,047)        (2,190)       (10,163)       (32,018)
   Class B                                                                         --             --             --             --
   Class C                                                                         --             --             --             --
   Class D                                                                    (36,523)       (61,842)            --             --
   Class I                                                                         --             --             --             --
   Class S                                                                     (8,107)       (25,018)            --             --
   Class Y                                                                    (31,412)       (51,742)            --             --
   Class Z                                                                         --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (78,089)      (140,792)       (10,163)       (32,018)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
   Proceeds from sales                                                      1,329,721        759,331      3,491,491      2,952,368
   Reinvestment of distributions                                                  318            977          9,039         28,410
   Payments for redemptions                                                (1,081,952)      (662,012)    (4,339,951)    (2,946,484)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                   248,087         98,296       (839,421)        34,294
----------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                             --             --             --             --
   Reinvestment of distributions                                                   --             --             --             --
   Payments for redemptions                                                        --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                             --             --             --             --
   Reinvestment of distributions                                                   --             --             --             --
   Payments for redemptions                                                        --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class D:
   Proceeds from sales                                                     36,795,843     13,766,667             --             --
   Reinvestment of distributions                                                   32            198             --             --
   Payments for redemptions                                               (36,231,031)   (12,608,284)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class D transactions                   564,844      1,158,581             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class I:
   Proceeds from sales                                                             --             --             --             --
   Reinvestment of distributions                                                   --             --             --             --
   Payments for redemptions                                                        --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class I transactions                                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                      2,891,552      2,909,929             --             --
   Reinvestment of distributions                                                   48             93             --             --
   Payments for redemptions                                                (3,185,732)    (3,297,128)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                  (294,132)      (387,106)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                     20,137,572     16,329,970             --             --
   Reinvestment of distributions                                                7,504         11,009             --             --
   Payments for redemptions                                               (19,571,299)   (16,274,127)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   573,777         66,852             --             --
----------------------------------------------------------------------------------------------------------------------------------
Class Z:
   Proceeds from sales                                                             --             --             --             --
   Reinvestment of distributions                                                   --             --             --             --
   Payments for redemptions                                                        --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Z transactions                                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           1,092,576        936,623       (839,421)        34,294
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     1,092,578        936,623       (839,421)        34,294
NET ASSETS AT BEGINNING OF PERIOD                                          10,030,767      9,094,144      2,794,773      2,760,479
==================================================================================================================================
NET ASSETS AT END OF PERIOD                                              $ 11,123,345   $ 10,030,767   $  1,955,352   $  2,794,773
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                           $         (5)  $         (5)  $         --   $         --
==================================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                     NET ASSET                   DIVIDENDS      NET ASSET
                                                         VALUE            NET     FROM NET          VALUE
                                                     BEGINNING     INVESTMENT   INVESTMENT         END OF
                                                     OF PERIOD         INCOME       INCOME         PERIOD
---------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.014       (0.014)         1.00
  2001                                                  1.00           0.044       (0.044)         1.00
  2000                                                  1.00           0.053       (0.053)         1.00
  1999                                                  1.00           0.043       (0.043)         1.00
Class D
  2003                                                $ 1.00         $ 0.008     $ (0.008)       $ 1.00
  2002                                                  1.00           0.015       (0.015)         1.00
  2001                                                  1.00           0.046       (0.046)         1.00
  2000                                                  1.00           0.055       (0.055)         1.00
  1999                                                  1.00           0.044       (0.044)         1.00
Class S
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.014       (0.014)         1.00
  2001 (1)                                              1.00           0.001       (0.001)         1.00
Class Y
  2003                                                $ 1.00         $ 0.009     $ (0.009)       $ 1.00
  2002                                                  1.00           0.017       (0.017)         1.00
  2001                                                  1.00           0.047       (0.047)         1.00
  2000                                                  1.00           0.056       (0.056)         1.00
  1999                                                  1.00           0.046       (0.046)         1.00

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                                  RATIO OF        RATIO OF NET
                                                                                RATIO OF NET   EXPENSES TO          INVESTMENT
                                                                     RATIO OF     INVESTMENT       AVERAGE              INCOME
                                                     NET ASSETS   EXPENSES TO         INCOME    NET ASSETS      TO AVERAGE NET
                                           TOTAL         END OF       AVERAGE     TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING
                                      RETURN (2)   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)            WAIVERS)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND
Class A
  2003                                   0.65%      $   467,541       0.73%         0.65%          0.78%           0.60%
  2002                                   1.41           528,343       0.75          1.39           0.81            1.33
  2001                                   4.53           490,164       0.75          4.41           0.81            4.35
  2000                                   5.43           470,587       0.76          5.29           0.82            5.23
  1999                                   4.36           435,227       0.75          4.28           0.82            4.21
Class D
  2003                                   0.78%      $   902,940       0.60%         0.73%          0.65%           0.68%
  2002                                   1.56           428,307       0.60          1.57           0.66            1.51
  2001                                   4.68           609,315       0.60          4.51           0.66            4.45
  2000                                   5.59           472,078       0.60          5.47           0.66            5.41
  1999                                   4.52           439,287       0.60          4.44           0.67            4.37
Class S
  2003                                   0.52%      $    60,206       0.75%         0.67%          0.81%           0.61%
  2002                                   1.41           101,513       0.75          1.42           0.81            1.36
  2001 (1)                               0.05            96,036       0.70          2.66           0.80            2.56
Class Y
  2003                                   0.93%      $ 1,550,445       0.45%         0.93%          0.51%           0.87%
  2002                                   1.71         1,562,880       0.45          1.68           0.51            1.62
  2001                                   4.84         1,041,700       0.45          4.75           0.51            4.69
  2000                                   5.75           937,230       0.45          5.59           0.51            5.53
  1999                                   4.67           938,897       0.45          4.57           0.52            4.50

                                                     NET ASSET                   DIVIDENDS      NET ASSET
                                                         VALUE            NET     FROM NET          VALUE
                                                     BEGINNING     INVESTMENT   INVESTMENT         END OF
                                                     OF PERIOD         INCOME       INCOME         PERIOD
---------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.014       (0.014)         1.00
  2001                                                  1.00           0.045       (0.045)         1.00
  2000                                                  1.00           0.054       (0.054)         1.00
  1999                                                  1.00           0.044       (0.044)         1.00
Class B
  2003                                                $ 1.00         $ 0.001     $ (0.001)       $ 1.00
  2002                                                  1.00           0.007       (0.007)         1.00
  2001                                                  1.00           0.038       (0.038)         1.00
  2000                                                  1.00           0.047       (0.047)         1.00
  1999                                                  1.00           0.038       (0.038)         1.00
Class C
  2003                                                $ 1.00         $ 0.001     $ (0.001)       $ 1.00
  2002                                                  1.00           0.007       (0.007)         1.00
  2001                                                  1.00           0.038       (0.038)         1.00
  2000                                                  1.00           0.047       (0.047)         1.00
  1999 (1)                                              1.00           0.024       (0.024)         1.00
Class D
  2003                                                $ 1.00         $ 0.008     $ (0.008)       $ 1.00
  2002                                                  1.00           0.016       (0.016)         1.00
  2001                                                  1.00           0.047       (0.047)         1.00
  2000                                                  1.00           0.056       (0.056)         1.00
  1999                                                  1.00           0.046       (0.046)         1.00
Class I
  2003                                                $ 1.00         $ 0.010     $ (0.010)       $ 1.00
  2002                                                  1.00           0.018       (0.018)         1.00
  2001 (2)                                              1.00           0.001       (0.001)         1.00
Class S
  2003                                                $ 1.00         $ 0.007     $ (0.007)       $ 1.00
  2002                                                  1.00           0.014       (0.014)         1.00
  2001 (2)                                              1.00              --           --          1.00
Class Y
  2003                                                $ 1.00         $ 0.010     $ (0.010)       $ 1.00
  2002                                                  1.00           0.017       (0.017)         1.00
  2001                                                  1.00           0.048       (0.048)         1.00
  2000                                                  1.00           0.057       (0.057)         1.00
  1999                                                  1.00           0.048       (0.048)         1.00
Class Z
  2003 (3)                                            $ 1.00         $ 0.002     $ (0.002)       $ 1.00

(1) Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.

(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(3) Commenced operations on August 1, 2003. All ratios for the period have been annualized, except total return.

(4) Total return does not reflect sales charges applicable to Class B and Class C shares. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                                  RATIO OF        RATIO OF NET
                                                                                RATIO OF NET   EXPENSES TO          INVESTMENT
                                                                     RATIO OF     INVESTMENT       AVERAGE              INCOME
                                                     NET ASSETS   EXPENSES TO         INCOME    NET ASSETS      TO AVERAGE NET
                                           TOTAL         END OF       AVERAGE     TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING
                                      RETURN (4)   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)            WAIVERS)
------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
Class A
  2003                                   0.63%      $ 4,632,371       0.81%         0.64%          0.83%           0.62%
  2002                                   1.43         5,728,745       0.81          1.42           0.84            1.39
  2001                                   4.61         5,784,153       0.83          4.46           0.85            4.44
  2000                                   5.52         4,614,094       0.82          5.40           0.86            5.36
  1999                                   4.51         4,170,881       0.80          4.42           0.87            4.35
Class B
  2003                                   0.04%      $     8,079       1.36%         0.10%          1.38%           0.08%
  2002                                   0.75            10,350       1.48          0.73           1.51            0.70
  2001                                   3.92             7,393       1.48          3.74           1.51            3.71
  2000                                   4.85             4,009       1.47          4.72           1.51            4.68
  1999                                   3.85             4,007       1.45          3.78           1.51            3.72
Class C
  2003                                   0.14%      $     6,736       1.33%         0.07%          1.35%           0.05%
  2002                                   0.75             2,958       1.48          0.71           1.51            0.68
  2001                                   3.90             2,163       1.49          3.66           1.51            3.64
  2000                                   4.85               371       1.46          4.63           1.51            4.58
  1999 (1)                               2.47               341       1.45          3.75           1.51            3.69
Class D
  2003                                   0.82%      $   632,464       0.63%         0.80%          0.65%           0.78%
  2002                                   1.61           623,431       0.63          1.61           0.66            1.58
  2001                                   4.81           738,871       0.63          4.55           0.65            4.53
  2000                                   5.74           515,806       0.62          5.62           0.66            5.58
  1999                                   4.73           426,004       0.60          4.62           0.66            4.56
Class I
  2003                                   1.05%      $ 1,631,687       0.40%         1.07%          0.42%           1.05%
  2002                                   1.84         2,578,732       0.40          1.85           0.43            1.82
  2001 (2)                               0.06         2,932,264       0.48          3.00           0.54            2.94
Class S
  2003                                   0.67%      $   120,863       0.78%         0.59%          0.80%           0.57%
  2002                                   1.46            34,147       0.78          1.31           0.81            1.28
  2001 (2)                               0.04                --         --            --             --              --
Class Y
  2003                                   0.97%      $ 6,830,595       0.48%         0.98%          0.50%           0.96%
  2002                                   1.76         8,666,782       0.48          1.73           0.51            1.70
  2001                                   4.96         7,577,143       0.48          4.78           0.50            4.76
  2000                                   5.90         6,431,029       0.47          5.75           0.51            5.71
  1999                                   4.89         6,228,207       0.45          4.78           0.51            4.72
Class Z
  2003 (3)                               0.16%      $ 3,228,365       0.20%         0.97%          0.22%           0.95%

                                                     NET ASSET                   DIVIDENDS      NET ASSET
                                                         VALUE            NET     FROM NET          VALUE
                                                     BEGINNING     INVESTMENT   INVESTMENT         END OF
                                                     OF PERIOD         INCOME       INCOME         PERIOD
---------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND
Class A
  2003                                                $ 1.00         $ 0.005     $ (0.005)       $ 1.00
  2002                                                  1.00           0.008       (0.008)         1.00
  2001                                                  1.00           0.027       (0.027)         1.00
  2000                                                  1.00           0.032       (0.032)         1.00
  1999                                                  1.00           0.025       (0.025)         1.00
Class D
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.010       (0.010)         1.00
  2001                                                  1.00           0.028       (0.028)         1.00
  2000                                                  1.00           0.034       (0.034)         1.00
  1999                                                  1.00           0.026       (0.026)         1.00
Class S
  2003                                                $ 1.00         $ 0.005     $ (0.005)       $ 1.00
  2002                                                  1.00           0.008       (0.008)         1.00
  2001 (1)                                              1.00              --           --          1.00
Class Y
  2003                                                $ 1.00         $ 0.008     $ (0.008)       $ 1.00
  2002                                                  1.00           0.011       (0.011)         1.00
  2001                                                  1.00           0.029       (0.029)         1.00
  2000                                                  1.00           0.035       (0.035)         1.00
  1999                                                  1.00           0.028       (0.028)         1.00

TREASURY OBLIGATIONS FUND
Class A
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.013       (0.013)         1.00
  2001                                                  1.00           0.043       (0.043)         1.00
  2000                                                  1.00           0.052       (0.052)         1.00
  1999                                                  1.00           0.042       (0.042)         1.00
Class D
  2003                                                $ 1.00         $ 0.007     $ (0.007)       $ 1.00
  2002                                                  1.00           0.015       (0.015)         1.00
  2001                                                  1.00           0.045       (0.045)         1.00
  2000                                                  1.00           0.052       (0.052)         1.00
  1999                                                  1.00           0.043       (0.043)         1.00
Class S
  2003                                                $ 1.00         $ 0.006     $ (0.006)       $ 1.00
  2002                                                  1.00           0.013       (0.013)         1.00
  2001 (1)                                              1.00           0.001       (0.001)         1.00
Class Y
  2003                                                $ 1.00         $ 0.009     $ (0.009)       $ 1.00
  2002                                                  1.00           0.016       (0.016)         1.00
  2001                                                  1.00           0.046       (0.046)         1.00
  2000                                                  1.00           0.054       (0.054)         1.00
  1999                                                  1.00           0.045       (0.045)         1.00

(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.

(2) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                                  RATIO OF        RATIO OF NET
                                                                                RATIO OF NET   EXPENSES TO          INVESTMENT
                                                                     RATIO OF     INVESTMENT       AVERAGE       INCOME (LOSS)
                                                     NET ASSETS   EXPENSES TO         INCOME    NET ASSETS      TO AVERAGE NET
                                           TOTAL         END OF       AVERAGE     TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING
                                      RETURN (2)   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)            WAIVERS)
------------------------------------------------------------------------------------------------------------------------------
TAX FREE OBLIGATIONS FUND
Class A
  2003                                   0.48%      $   348,974       0.72%         0.48%          0.77%           0.43%
  2002                                   0.85           406,204       0.75          0.85           0.81            0.79
  2001                                   2.72           497,631       0.74          2.63           0.80            2.57
  2000                                   3.28           286,449       0.75          3.23           0.81            3.17
  1999                                   2.51           268,626       0.74          2.47           0.82            2.39
Class D
  2003                                   0.60%      $    19,343       0.60%         0.59%          0.65%           0.54%
  2002                                   1.01            20,952       0.60          1.03           0.66            0.97
  2001                                   2.86            32,615       0.60          2.84           0.66            2.78
  2000                                   3.43            24,112       0.60          3.36           0.66            3.30
  1999                                   2.66            33,464       0.60          2.62           0.67            2.55
Class S
  2003                                   0.45%      $   123,272       0.75%         0.48%          0.81%           0.42%
  2002                                   0.85           206,647       0.75          0.88           0.81            0.82
  2001 (1)                               0.02           402,813       0.70          1.67           0.76            1.61
Class Y
  2003                                   0.76%      $   880,685       0.45%         0.72%          0.50%           0.67%
  2002                                   1.16           584,132       0.45          1.14           0.51            1.08
  2001                                   3.02           443,276       0.45          2.93           0.51            2.87
  2000                                   3.59           375,891       0.45          3.53           0.51            3.47
  1999                                   2.82           338,490       0.45          2.75           0.52            2.68

TREASURY OBLIGATIONS FUND
Class A
  2003                                   0.61%      $   478,627       0.70%         0.55%          0.75%           0.50%
  2002                                   1.34           230,541       0.75          1.29           0.81            1.23
  2001                                   4.44           132,245       0.70          4.00           0.76            3.94
  2000                                   5.27            30,506       0.70          5.16           0.76            5.10
  1999                                   4.31            23,496       0.70          4.24           0.76            4.18
Class D
  2003                                   0.71%      $ 5,720,129       0.60%         0.68%          0.65%           0.63%
  2002                                   1.49         5,155,284       0.60          1.48           0.66            1.42
  2001                                   4.54         3,996,702       0.60          4.40           0.66            4.34
  2000                                   5.37         3,252,551       0.60          5.23           0.66            5.17
  1999                                   4.41         3,852,189       0.60          4.32           0.66            4.26
Class S
  2003                                   0.56%      $ 1,354,195       0.75%         0.57%          0.80%           0.52%
  2002                                   1.34         1,648,326       0.75          1.34           0.81            1.28
  2001 (1)                               0.05         2,035,433       0.70          2.46           0.82            2.34
Class Y
  2003                                   0.86%      $ 3,570,394       0.45%         0.85%          0.51%           0.79%
  2002                                   1.64         2,996,616       0.45          1.62           0.51            1.56
  2001                                   4.70         2,929,764       0.45          4.48           0.51            4.42
  2000                                   5.53         2,065,655       0.45          5.39           0.51            5.33
  1999                                   4.57         2,620,803       0.45          4.49           0.51            4.43

                                                     NET ASSET                   DIVIDENDS      NET ASSET
                                                         VALUE            NET     FROM NET          VALUE
                                                     BEGINNING     INVESTMENT   INVESTMENT         END OF
                                                     OF PERIOD         INCOME       INCOME         PERIOD
---------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
  2003                                                $ 1.00        $ 0.004      $ (0.004)       $ 1.00
  2002                                                  1.00          0.011        (0.011)         1.00
  2001 (2)                                              1.00          0.039        (0.039)         1.00
  2000 (3)                                              1.00           0.05         (0.05)         1.00
  1999 (4)                                              1.00           0.04         (0.04)         1.00
  1998 (4)                                              1.00           0.05         (0.05)         1.00

(1) The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

(2) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

(3) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end changed from November 30 to October 31. All ratios for the period have been annualized, except total return.

(4) For the year ended November 30.

(5) Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                                  RATIO OF        RATIO OF NET
                                                                                RATIO OF NET   EXPENSES TO          INVESTMENT
                                                                     RATIO OF     INVESTMENT       AVERAGE              INCOME
                                                     NET ASSETS   EXPENSES TO         INCOME    NET ASSETS      TO AVERAGE NET
                                           TOTAL         END OF       AVERAGE     TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING
                                      RETURN (5)   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)            WAIVERS)
------------------------------------------------------------------------------------------------------------------------------
TREASURY RESERVE FUND (1)
Class A
  2003                                   0.39%      $ 1,955,352       0.94%         0.41%          1.00%           0.35%
  2002                                   1.15         2,794,773       0.94          1.15           1.00            1.09
  2001 (2)                               3.97         2,760,479       0.94          3.92           0.95            3.91
  2000 (3)                               5.04         2,284,168       0.99          4.98           1.09            4.88
  1999 (4)                               4.02         1,049,641       0.92          3.98           1.08            3.82
  1998 (4)                               4.69           542,430       0.88          4.58           1.08            4.38

NOTES TO FINANCIAL STATEMENTS September 30, 2003

1 >  Organization

     The First American Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C, Class D, Class I, Class S, Class Y and Class Z shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange from Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months. Class D, Class I, Class S, Class Y, and Class Z shares are offered only to qualifying institutional investors and certain other qualifying accounts. Treasury Reserve Fund offers only a single class of shares, which are not subject to sales charges. Class B, Class C and Class I shares are not offered by the Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or Treasury Reserve Fund. Class Z shares were not offered by the Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or Treasury Reserve Fund during the fiscal year ended September 30, 2003.

     The Funds' prospectuses provide descriptions of each Fund's investment objective, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market value of the securities held in the Funds are determined weekly using prices supplied by the Funds' pricing services. This value is then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds 50% of the allowable 0.5% threshold, the administrators will notify the Funds' Board of Directors. The Board of Directors will be kept apprised of the situation until the difference is under the 50% of the allowable 0.5% threshold. During the period no such notification was required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. For the fiscal year ended September 30, 2003, the Funds' income and gains for tax purposes were not significantly different from income and gains for financial statement purposes.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

     On the Statements of Assets and Liabilities, the following adjustments were made (000):

                                                                           UNDISTRIBUTED          ACCUMULATED
                                                                          NET INVESTMENT         NET REALIZED           PORTFOLIO
     FUND                                                                         INCOME        GAIN (LOSSES)             CAPITAL
     ----------------------------------------------------------------------------------------------------------------------------
     Prime Obligations                                                              $ 10                $ (10)               $ --
     Tax Free Obligations                                                             --                    5                  (5)

     The character of the distributions paid and declared for the fiscal years ended September 30, 2003 and 2002, were as follows (000):

                                                                                                         2003
     ----------------------------------------------------------------------------------------------------------------------------
                                                                                ORDINARY           TAX-EXEMPT
     FUND                                                                         INCOME               INCOME               TOTAL
     ----------------------------------------------------------------------------------------------------------------------------
     Government Obligations                                                    $  25,266              $    --           $  25,266
     Prime Obligations                                                           150,494                   --             150,494
     Tax Free Obligations                                                             --                8,966               8,966
     Treasury Obligations                                                         78,089                   --              78,089
     Treasury Reserve                                                             10,163                   --              10,163

                                                                                                         2002
     ----------------------------------------------------------------------------------------------------------------------------
                                                                                ORDINARY           TAX-EXEMPT
     FUND                                                                         INCOME               INCOME               TOTAL
     ----------------------------------------------------------------------------------------------------------------------------
     Government Obligations                                                    $  38,804             $     --           $  38,804
     Prime Obligations                                                           300,662                   --             300,662
     Tax Free Obligations                                                             --               13,146              13,146
     Treasury Obligations                                                        140,792                   --             140,792
     Treasury Reserve                                                             32,018                   --              32,018

     As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were:

                                                                              GOVERNMENT                PRIME            TAX FREE
                                                                             OBLIGATIONS          OBLIGATIONS         OBLIGATIONS
     ----------------------------------------------------------------------------------------------------------------------------
     Undistributed ordinary income                                               $ 1,356              $ 8,943               $  20
     Undistributed tax exempt income                                                  --                   --                 507
     Undistributed long term capital gains                                            --                   --                  66
                                                                             ----------------------------------------------------
     Accumulated earnings                                                          1,356                8,943                 593
     Accumulated capital and post-October losses                                     (12)                  --                  --
                                                                             ----------------------------------------------------
     Total accumulated earnings                                                  $ 1,344              $ 8,943               $ 593
                                                                             ----------------------------------------------------

                                                                                                     TREASURY            TREASURY
                                                                                                  OBLIGATIONS             RESERVE
     ----------------------------------------------------------------------------------------------------------------------------
     Undistributed ordinary income                                                                    $ 4,402               $ 235
     Undistributed tax exempt income                                                                       --                  --
     Undistributed long term capital gains                                                                 --                  --
                                                                                                  -------------------------------
     Accumulated earnings                                                                               4,402                 235
     Accumulated capital and post-October losses                                                          (62)                 --
                                                                                                  -------------------------------
     Total accumulated earnings                                                                       $ 4,340               $ 235
                                                                                                  -------------------------------

     The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by September 30, 2003.

     As of September 30, 2003, the following Funds had capital loss carryforwards (000):

     FUND                               AMOUNT   EXPIRATION DATE
     -----------------------------------------------------------
     Government Obligations               $ 12         2006-2007
     Treasury Obligations                   62              2008

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM received $96,586 in securities lending fees for the fiscal year ended September 30, 2003 from the Government Obligations Fund.

     INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the fiscal year ended September, 30, 2003.

     DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. For the period October 1, 2002 to July 31, 2003, the fee for the Funds was equal to an annual rate of 0.35% of the average daily net assets of each Fund. Effective August 1, 2003, the fee for the Funds is equal to an annual rate of 0.10% of the average daily net assets of each Fund. USBAM contractually waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     CO-ADMINISTRATION FEES - USBAM, and U.S. Bancorp Fund Services, LLC, ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.15% of the aggregate average daily net assets up to $8 billion, 0.135% of the next $17 billion of the aggregate average daily net assets, 0.12% of the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. Class S shares pay an additional fee equal to 0.05% of average daily net assets attributable to such shares. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the Fund's that comprise FAF. Each Fund also pays additional per account fees for transfer agent services. For the fiscal year ended September 30, 2003, administration fees paid to USBAM and USBFS for the Funds included in this annual report were as follows (000):

     FUND                                                  AMOUNT
     ------------------------------------------------------------
     Government Obligations Fund                         $  3,924
     Prime Obligations Fund                                20,706
     Tax Free Obligations Fund                              1,910
     Treasury Obligations Fund                             14,171
     Treasury Reserve Fund                                  3,248

     During the year ended September 30, 2003, administration fees of $1,646,785 and $16,472 were waived on Class I and Class Z shares, respectively, of Prime Obligations Fund.

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES - Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each Fund under Rule 12b-1 of the Investment Company Act, each of the Funds pay Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, 0.15% of the Class D shares, 0.25% of the Class S shares, and 0.50% of the Treasury Reserve Fund. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the Funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities. No distribution and shareholder servicing fees are paid to Quasar by Class Y or Class I shares.

     The Rule 12b-1 plan was adopted by the Class S shareholders effective August 1, 2003. Prior to August 1, 2003, Quasar performed services with respect to the Class S shares pursuant to a shareholder service plan and agreement. Pursuant to this agreement, each fund paid Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares.

     Under these distribution and service agreements, the following amounts were retained by Quasar for the year ended September 30, 2003 (000):

     FUND                                                  AMOUNT
     ------------------------------------------------------------
     Government Obligations Fund                         $  1,181
     Prime Obligations Fund                                 8,549
     Tax Free Obligations Fund                                929
     Treasury Obligations Fund                              6,436
     Treasury Reserve Fund                                 11,096

     SHAREHOLDER SERVICING (NON-12b-1) FEES - Effective August 1, 2003, FAF entered into a shareholder service plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class S, and Class Y shares, and Treasury Reserve Fund. Under this plan and agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class S, and Class Y shares, and Treasury Reserve

     Fund, and a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, computed daily and paid monthly. For the year ended September 30, 2003, shareholder servicing fees paid by the Funds to USBAM were as follows (000):

     FUND                                                  AMOUNT
     ------------------------------------------------------------
     Government Obligations Fund                          $ 1,309
     Prime Obligations Fund                                 5,826
     Tax Free Obligations Fund                                619
     Treasury Obligations Fund                              4,800
     Treasury Reserve Fund                                    973

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                CONTINGENT DEFERRED SALES CHARGE
                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                AMOUNT SUBJECT TO CHARGE
     -----------------------------------------------------------
     First                                                  5.00%
     Second                                                 5.00%
     Third                                                  4.00%
     Fourth                                                 3.00%
     Fifth                                                  2.00%
     Sixth                                                  1.00%
     Seventh                                                  --
     Eighth                                                   --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the fiscal year ended September 30, 2003, total sales charges retained by affiliates of USBAM for distributing shares of the Prime Obligations Fund were $22,960.

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

4 >  Concentration of Credit Risk

     The Tax Free Obligations Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 2003, the percentage of portfolio investments by each revenue source was as follows:

                                                         TAX FREE
                                                 OBLIGATIONS FUND
     ---------------------------------------------------------------
     Revenue Bonds                                             88%
     General Obligations                                       12
                                                 -------------------
                                                              100%
                                                 -------------------

     The credit ratings of long-term debt as a percentage of total market value of investments at September 30, 2003, were as follows:

     STANDARD & POOR'S/
     MOODY'S                                             TAX FREE
     RATINGS:                                    OBLIGATIONS FUND
     ---------------------------------------------------------------
     AAA/Aaa                                                   39%
     AA/Aa                                                     60
     A/A                                                        1
     NR                                                        --
                                                 -------------------
                                                              100%
                                                 -------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

NOTICE TO SHAREHOLDERS September 30, 2003 (unaudited)

     TAX NOTICE - THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Shareholders:

     For the fiscal year ended September 30, 2003, each Fund has designated long-term capital gains, ordinary income and exempt income with regard to distributions paid during the year as follows:

                                                       LONG TERM          ORDINARY
                                                   CAPITAL GAINS            INCOME           TAX            TOTAL
                                                   DISTRIBUTIONS     DISTRIBUTIONS        EXEMPT    DISTRIBUTIONS
               FUND                                  (TAX BASIS)       (TAX BASIS)      INTEREST      (TAX BASIS)
               --------------------------------------------------------------------------------------------------
               Treasury Obligations                            0%              100%            0%             100%
               Treasury Reserve                                0               100             0              100
               Government Obligations                          0               100             0              100
               Prime Obligations                               0               100             0              100
               Tax Free Obligations                            0                 0           100              100

     SHAREHOLDER MEETING - At a special meeting of the holders of the Class S shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund on July 21, 2003, the shareholders voted to approve the following proposal:

     Approval of a new Rule 12b-1 Distribution Plan for the Class S shares of each of the above named funds.

     At the meeting, shareholders approved this proposal as follows:

                                                                          SHARES          SHARES
                                                                           VOTED           VOTED           SHARES
               FUND                                                          FOR         AGAINST        ABSTAINED
               --------------------------------------------------------------------------------------------------
               Government Obligations                                 35,635,428       5,261,741               --
               Prime Obligations                                      29,716,954         135,474          779,947
               Tax Free Obligations                                  123,219,764       3,288,496               --
               Treasury Obligations                                  953,572,215      15,451,409       10,821,401

     HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES - A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and
     (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Directors and Officers of the Funds

Independent Directors

                                                                                                                           OTHER
                        POSITION(S)        TERM OF OFFICE                                    NUMBER OF PORTFOLIOS      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD             AND LENGTH OF          PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX           HELD BY
  YEAR OF BIRTH         WITH FUND            TIME SERVED             DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR       DIRECTOR +
------------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,  Director     Term expiring earlier of  Senior Financial Advisor,     First American Funds       None
800 Nicollet Mall,                   death, resignation,       Bemis Company, Inc. since     Complex: twelve
Minneapolis, MN                      removal,                  2002; Senior Vice             registered investment
55402 (1939)                         disqualification, or      President, Chief              companies, including
                                     successor duly elected    Financial Officer and         sixty one portfolios
                                     and qualified. Director   Treasurer, Bemis, through
                                     of FAF, since September   2002
                                     2003

Mickey P. Foret,        Director     Term expiring earlier of  Consultant to Northwest       First American Funds       ADC
800 Nicollet Mall,                   death, resignation,       Airlines, Inc. since          Complex: twelve            Telecommuni-
Minneapolis, MN                      removal,                  2002; Executive Vice          registered investment      cations,
55402 (1946)                         disqualification, or      President and Chief           companies, including       Inc., URS
                                     successor duly elected    Financial Officer,            sixty one portfolios       Corporation,
                                     and qualified. Director   Northwest Airlines,                                      Champion
                                     of FAF since September    through 2002                                             Airlines,
                                     2003                                                                               Inc.

Roger A. Gibson,        Director     Term expiring earlier of  Vice President, Cargo -       First American Funds       None
800 Nicollet Mall,                   death, resignation,       United Airlines, since        Complex: twelve
Minneapolis, MN                      removal,                  July 2001; Vice               registered investment
55402 (1946)                         disqualification, or      President, North America      companies, including
                                     successor duly elected    - Mountain Region, United     sixty one portfolios
                                     and qualified. Director   Airlines, prior to July
                                     of FAF since October      2001
                                     1997

Victoria J. Herget,     Director     Term expiring earlier of  Investment consultant and     First American Funds       None
800 Nicollet Mall,                   death, resignation,       non-profit board member       Complex: twelve
Minneapolis, MN                      removal,                  since 2001; Managing          registered investment
55402 (1952)                         disqualification, or      Director of Zurich            companies, including
                                     successor duly elected    Scudder Investments           sixty one portfolios
                                     and qualified. Director   through 2001
                                     of FAF since September
                                     2003

Leonard W. Kedrowski,   Director     Term expiring earlier of  Owner, Executive and          First American Funds       None
800 Nicollet Mall,                   death, resignation,       Management Consulting,        Complex: twelve
Minneapolis, MN                      removal,                  Inc., a management            registered investment
55402 (1941)                         disqualification, or      consulting firm; former       companies, including
                                     successor duly elected    Chief Executive Officer,      sixty one portfolios
                                     and qualified. Director   Creative Promotions
                                     of FAF since November     International, LLC, a
                                     1993                      promotional award
                                                               programs and products
                                                               company, through October
                                                               2003; Board member, GC
                                                               McGuiggan Corporation
                                                               (DBA Smyth Companies), a
                                                               label printer; Advisory
                                                               Board member, Designer
                                                               Doors, manufacturer of
                                                               designer doors, through
                                                               2002; acted as CEO of
                                                               Graphics Unlimited
                                                               Director through 1998

Richard K. Riederer,    Director     Term expiring earlier of  Retired; Director,            First American Funds       None
800 Nicollet Mall,                   death, resignation,       President and Chief           Complex: twelve
Minneapolis, MN                      removal,                  Executive Officer,            registered investment
55402 (1944)                         disqualification, or      Weirton Steel through         companies, including
                                     successor duly elected    2001                          sixty one portfolios
                                     and qualified. Director
                                     of FAF since August 2001

                                                                                                                           OTHER
                        POSITION(S)        TERM OF OFFICE                                    NUMBER OF PORTFOLIOS      DIRECTORSHIPS
NAME, ADDRESS, AND         HELD             AND LENGTH OF          PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX           HELD BY
  YEAR OF BIRTH         WITH FUND            TIME SERVED             DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR       DIRECTOR +
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,      Director     Term expiring             Owner and President,          First American Funds       None
800 Nicollet Mall,                   earlier of death,         Excensus TM LLC, a            Complex: twelve
Minneapolis, MN                      resignation,              consulting firm,              registered
55402 (1940)                         removal,                  since 2001; Owner             investment
                                     disqualification, or      and President,                companies, including
                                     successor duly            Strauss Management            sixty one portfolios
                                     elected and               Company, a Minnesota
                                     qualified. Director       holding company for
                                     of FAF since              various
                                     September 1984            organizational
                                                               management business
                                                               ventures; Owner,
                                                               Chairman and Chief
                                                               Executive Officer,
                                                               Community Resource
                                                               Partnerships, Inc.,
                                                               a strategic
                                                               planning, operations
                                                               management,
                                                               government
                                                               relations,
                                                               transportation
                                                               planning and public
                                                               relations
                                                               organization;
                                                               attorney at law

Virginia L. Stringer,   Chair;       Chair Term three          Owner and President,          First American Funds       None
800 Nicollet Mall,      Director     years. Directors          Strategic Management          Complex: twelve
Minneapolis, MN                      Term expiring             Resources, Inc., a            registered
55402 (1944)                         earlier of death,         management                    investment
                                     resignation,              consulting firm;              companies, including
                                     removal,                  Executive Consultant          sixty one portfolios
                                     disqualification, or      for State Farm
                                     successor duly            Insurance Company
                                     elected and
                                     qualified. Chair of
                                     FAF's Board since
                                     September 1997;
                                     Director of FAF
                                     since June 1991

James M. Wade,          Director     Term expiring             Owner and President,          First American Funds       None
800 Nicollet Mall,                   earlier of death,         Jim Wade Homes, a             Complex: twelve
Minneapolis, MN                      resignation,              homebuilding                  registered
55402 (1943)                         removal,                  company, since 1999           investment
                                     disqualification, or                                    companies, including
                                     successor duly                                          sixty one portfolios
                                     elected and
                                     qualified. Director
                                     of FAF since August
                                     2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                            POSITION(S)            TERM OF OFFICE
NAME, ADDRESS, AND             HELD                 AND LENGTH OF
  YEAR OF BIRTH             WITH FUND                TIME SERVED                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,   President           Re-elected by the Board           Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                             annually; President of            Management, Inc. since May 2001; Chief
Management, Inc.,                              FAF since February 2001           Executive Officer of First American Asset
800 Nicollet Mall,                                                               Management from December 2000 through May
Minneapolis, MN                                                                  2001 and of Firstar Investment & Research
55402 (1962) *                                                                   Management Company from February 2001 through
                                                                                 May 2001; Senior Managing Director and Head
                                                                                 of Equity Research of U.S. Bancorp Piper
                                                                                 Jaffray from October 1998 through December
                                                                                 2000; prior to October 1998, Senior Airline
                                                                                 Equity Analyst and a Director in the Equity
                                                                                 Research Department, Credit Suisse First Boston

Mark S. Jordahl,           Vice                Re-elected by the Board           Chief Investment Officer of U.S. Bancorp
U.S. Bancorp Asset         President -         annually; Vice President -        Asset Management, Inc. since September 2001;
Management, Inc.           Investments         Investments of FAF                President and Chief Investment Officer, ING
800 Nicollet Mall,                             since September 2001              Investment Management - Americas, September
Minneapolis, MN                                                                  2000 to June 2001; Senior Vice President and
55402 (1960) *                                                                   Chief Investment Officer, ReliaStar Financial
                                                                                 Corp., January 1998 to September 2000

Jeffery M. Wilson,         Vice                Re-elected by the Board           Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset         President -         annually; Vice President -        Management since May 2001; prior thereto,
Management, Inc.           Administration      Administration of FAF             Senior Vice President of First American Asset
800 Nicollet Mall,                             since March 2000                  Management
Minneapolis, MN
55402 (1956) *

Robert H. Nelson,          Treasurer           Re-elected by the Board           Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset                             annually; Treasurer of            Management since May 2001; prior thereto,
Management, Inc.                               FAF since March 2000              Senior Vice President of First American Asset
800 Nicollet Mall,                                                               Management since 1998 and of Firstar
Minneapolis, MN                                                                  Investment & Research Management Company
55402 (1963) *                                                                   since February 2001; Senior Vice President of
                                                                                 Piper Capital Management Inc. through 1998

James D. Alt,              Secretary           Re-elected by the Board           Partner, Dorsey & Whitney LLP, a Minneapolis-
50 South Sixth Street,                         annually; Assistant               based law firm
Suite 1500,                                    Secretary of FAF from
Minneapolis, MN                                September 1998 through
55402 (1951)                                   June 2002. Secretary of
                                               FAF since June 2002

Michael J. Radmer,         Assistant           Re-elected by the Board           Partner, Dorsey & Whitney LLP, a Minneapolis-
50 South Sixth Street,     Secretary           annually; Assistant               based law firm
Suite 1500,                                    Secretary of FAF since
Minneapolis, MN                                March 2000; Secretary of
55402 (1945)                                   FAF from September 1999
                                               through March 2000

Kathleen L. Prudhomme,     Assistant           Re-elected by the Board           Partner, Dorsey & Whitney LLP, a Minneapolis-
50 South Sixth Street,     Secretary           annually; Assistant               based law firm
Suite 1500,                                    Secretary of FAF since
Minneapolis, MN                                September 1998
55402 (1953)

James R. Arnold,           Assistant           Re-elected by the Board           Vice President, U.S. Bancorp Fund Services,
615 E. Michigan Street,    Secretary           annually; Assistant               LLC since March 2002; Senior Administration
Milwaukee, WI                                  Secretary of FAF since            Services Manager, UMB Fund Services, Inc.
53202 (1957) *                                 June 2003                         through March 2002

Richard J. Ertel,          Assistant           Re-elected by the Board           Disclosure Counsel, U.S. Bancorp Asset
U.S. Bancorp Asset         Secretary           annually; Assistant               Management, Inc. since May 2003; Associate
Management, Inc.                               Secretary of FAF since            Counsel, Hartford Life and Accident Insurance
800 Nicollet Mall,                             June 2003                         Company from April 2001 through May 2003;
Minneapolis, MN                                                                  Attorney and Law Clerk, Fortis Financial
55402 (1967) *                                                                   Group, through March 2001

Douglas G. Hess,           Assistant           Re-elected by the Board           Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,    Secretary           annually; Assistant               since November 2002; prior thereto, Assistant
Milwaukee, WI                                  Secretary of FAF since            Vice President, Fund Compliance Administrator,
53202 (1967) *                                 September 2001                    U.S. Bancorp Fund Services, LLC

* Messrs. Schreier, Jordahl, Wilson, Nelson, and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FAF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAF.

Board of Directors First American Funds, Inc.

Virginia Stringer
Chairperson of First American Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Funds, Inc.
Vice President, Cargo-United Airlines

Victoria Herget
Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Funds, Inc.
Former Chairman of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

FIRST AMERICAN FUNDS' BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio.

Please refer to the enclosed prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by the prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

   U.S. BANCORP FUND SERVICES, LLC
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

CUSTODIAN
   U.S. BANK NATIONAL ASSOCIATION
   180 East Fifth Street
   St. Paul, Minnesota 55101

DISTRIBUTOR
   QUASAR DISTRIBUTORS, LLC
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
   ERNST & YOUNG LLP
   220 South Sixth Street
   Suite 1400
   Minneapolis, Minnesota 55402

COUNSEL
   DORSEY & WHITNEY LLP
   50 South Sixth Street
   Suite 1500
   Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0210-03 11/2003 AR-MMY

                                                                   Bulk Rate
                                                                 U.S. Postage
                                                                     Paid
                                                                   Mpls. MN
                                                                Permit No. 28388

                                                                USPS Mailer 881
                                                                 Approved Poly

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: December 8, 2003

By  /s/ Jonathan P. Lillemoen
    ----------------------
    Jonathan P. Lillemoen
    Director, USBAM Fund Treasury

Date: December 8, 2003